UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report
January 31, 2021
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Funds.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Portfolios  |  Annual Report 2021

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	6.60	5.63	4.50
	Including sales charges		1.57	4.60	3.99
Advisor Class*		06/13/13	6.82	5.89	4.68
Class C	Excluding sales charges	03/04/04	5.73	4.82	3.72
	Including sales charges		4.73	4.82	3.72
Institutional Class		09/27/10	6.88	5.87	4.76
Institutional 2 Class*		06/13/13	6.84	5.93	4.73
Institutional 3 Class*		06/13/13	6.91	5.94	4.76
Class R		09/27/10	6.34	5.34	4.24
Blended Benchmark			7.41	6.18	5.21
Bloomberg Barclays U.S. Aggregate Bond Index			4.72	4.00	3.75
Russell 3000 Index			20.48	16.68	13.50
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg Barclays U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Capital Allocation Portfolios | Annual Report 2021	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio
Performance of a hypothetical $10,000 investment (January 31, 2011 — January 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2021)
Alternative Strategies Funds	4.3
Equity Funds	19.7
Fixed Income Funds	70.4
Money Market Funds	5.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Annual Report 2021

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	8.50	7.20	5.91
	Including sales charges		2.25	5.94	5.29
Advisor Class*		11/08/12	8.77	7.46	6.13
Class C	Excluding sales charges	10/15/96	7.70	6.42	5.12
	Including sales charges		6.70	6.42	5.12
Institutional Class		10/15/96	8.82	7.48	6.18
Institutional 2 Class*		11/08/12	8.70	7.50	6.17
Institutional 3 Class*		06/13/13	8.79	7.54	6.20
Class R		01/23/06	8.21	6.92	5.65
Blended Benchmark			9.72	7.99	6.57
Bloomberg Barclays U.S. Aggregate Bond Index			4.72	4.00	3.75
Russell 3000 Index			20.48	16.68	13.50
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Capital Allocation Portfolios | Annual Report 2021	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
Performance of a hypothetical $10,000 investment (January 31, 2011 — January 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2021)
Alternative Strategies Funds	4.5
Equity Funds	34.9
Fixed Income Funds	55.6
Money Market Funds	5.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Annual Report 2021

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	11.31	9.17	7.19
	Including sales charges		4.91	7.88	6.56
Advisor Class*		06/13/13	11.48	9.41	7.39
Class C	Excluding sales charges	03/04/04	10.56	8.34	6.40
	Including sales charges		9.56	8.34	6.40
Institutional Class		09/27/10	11.51	9.43	7.46
Institutional 2 Class*		06/13/13	11.59	9.46	7.44
Institutional 3 Class*		06/13/13	11.64	9.53	7.49
Class R		09/27/10	11.06	8.88	6.92
Blended Benchmark			12.32	10.03	7.95
Russell 3000 Index			20.48	16.68	13.50
Bloomberg Barclays U.S. Aggregate Bond Index			4.72	4.00	3.75
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2021	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Performance of a hypothetical $10,000 investment (January 31, 2011 — January 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2021)
Alternative Strategies Funds	4.2
Equity Funds	50.4
Fixed Income Funds	43.0
Money Market Funds	2.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Annual Report 2021

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	12.89	10.64	8.07
	Including sales charges		6.39	9.34	7.43
Advisor Class*		11/08/12	13.13	10.91	8.30
Class C	Excluding sales charges	10/15/96	12.05	9.79	7.25
	Including sales charges		11.05	9.79	7.25
Institutional Class		10/15/96	13.21	10.93	8.34
Institutional 2 Class*		11/08/12	13.28	10.97	8.36
Institutional 3 Class*		06/13/13	13.27	11.02	8.38
Class R		01/23/06	12.62	10.36	7.80
Class V*	Excluding sales charges	03/07/11	12.89	10.64	8.05
	Including sales charges		6.39	9.34	7.41
Blended Benchmark			14.61	11.76	9.10
Russell 3000 Index			20.48	16.68	13.50
Bloomberg Barclays U.S. Aggregate Bond Index			4.72	4.00	3.75
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2021	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Performance of a hypothetical $10,000 investment (January 31, 2011 — January 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2021)
Alternative Strategies Funds	3.0
Equity Funds	65.5
Fixed Income Funds	29.1
Money Market Funds	2.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Annual Report 2021

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	14.61	11.90	9.01
	Including sales charges		8.00	10.57	8.36
Advisor Class*		06/13/13	14.90	12.17	9.21
Class C	Excluding sales charges	03/04/04	13.73	11.06	8.19
	Including sales charges		12.73	11.06	8.19
Institutional Class		09/27/10	14.86	12.18	9.28
Institutional 2 Class*		06/13/13	14.82	12.21	9.26
Institutional 3 Class*		06/13/13	14.88	12.27	9.30
Class R		09/27/10	14.23	11.61	8.74
Blended Benchmark			16.67	13.35	10.12
Russell 3000 Index			20.48	16.68	13.50
Bloomberg Barclays U.S. Aggregate Bond Index			4.72	4.00	3.75
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2021	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Performance of a hypothetical $10,000 investment (January 31, 2011 — January 31, 2021)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2021)
Equity Funds	77.8
Fixed Income Funds	20.4
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Annual Report 2021

Manager Discussion of Fund Performance

All Fund returns listed below are for Class A shares excluding sales charges for the 12-month period that ended January 31, 2021.
•	Columbia Capital Allocation Conservative Portfolio returned 6.60%, underperforming its Blended Benchmark, which returned 7.41%.
•	Columbia Capital Allocation Moderate Conservative Portfolio returned 8.50%, underperforming its Blended Benchmark, which returned 9.72%.
•	Columbia Capital Allocation Moderate Portfolio returned 11.31%, underperforming its Blended Benchmark, which returned 12.32%.
•	Columbia Capital Allocation Moderate Aggressive Portfolio returned 12.89%, underperforming its Blended Benchmark, which returned 14.61%.
•	Columbia Capital Allocation Aggressive Portfolio returned 14.61%, underperforming its Blended Benchmark, which returned 16.67%.
During the same time frame, the Russell 3000® Index, which measures domestic equities, returned 20.48%; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned 4.72%; the Bloomberg Barclays U.S. Corporate High-Yield Index, which measures the U.S. high-yield corporate bond market, returned 7.44%; the MSCI EAFE Index (Net), which measures international equities, returned 8.94%; the MSCI Emerging Markets Index (Net), which measures emerging market equities, returned 27.90%; and the FTSE Three-Month U.S. Treasury Bill Index advanced 0.45% for the period.
Market overview
As the annual period began in February 2020, investor optimism prevailed. However, the scenario quickly changed, as global capital markets plunged beginning in mid-February amid mounting concerns about the impact of the burgeoning COVID-19 pandemic on the economy. Globally, policymakers reacted quickly with measures of unprecedented scope. Liquidity injections from central banks and fiscal stimulus from major governments around the world, combined with optimism for recovery from COVID-19 pandemic-related shutdowns, spurred equity markets higher beginning in late March 2020. The equity market rally more or less continued through calendar year end, albeit with some spikes in volatility on headlines around increasing COVID-19 cases and stalled talks on further fiscal stimulus. January 2021 saw modest equity market declines and heightened volatility, attributable primarily to the final week of the month when investors grappled with a short squeeze in a number of companies’ shares.
For the full annual period, most major asset classes generated strong positive returns. Risk assets led the way, with U.S. equities outperforming international equities. Within the U.S. equity market, small-cap equities outperformed large-cap equities. One of the more prominent aspects of U.S. equity market and international equity market returns was the ongoing dominance of growth-oriented strategies versus value-oriented strategies across the capitalization spectrum, although there appeared to be a reversal in this long-standing trend beginning in the fourth quarter of 2020. U.S. bond markets also experienced a strong annual period. U.S. Treasuries and other high-quality segments of the fixed-income market prevailed early in the annual period, serving as a ballast when markets were selling off in the wake of the COVID-19 crisis. As markets rebounded, riskier segments of the fixed-income market, like high-yield bonds, were rewarded. Commodities, as measured by the Bloomberg Commodity Index Total Return returned 7.31% for the annual period, despite crude oil prices reaching new all-time lows in April 2020.
The Funds’ notable contributors during the period
•	Underlying fund manager performance overall contributed positively to relative performance in all but Columbia Capital Allocation Moderate Aggressive Portfolio.
•	Asset allocation decisions as a whole benefited relative performance in Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio.
•	U.S. equities, as an asset class, posted strong double-digit gains during the annual period and having overweight allocations across all five Funds benefited relative performance.
Columbia Capital Allocation Portfolios | Annual Report 2021	13

Manager Discussion of Fund Performance  (continued)

•	International equities, both developed and emerging markets, posted solid positive returns during the annual period, and the Funds’ positions in these market segments aided relative returns in Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Portfolio, driven primarily by underlying fund manager selection.
•	Strong underlying fund manager performance within core fixed income bolstered relative returns across all five Funds.
The Funds’ notable detractors during the period
•	Style positioning was the primary detractor from returns in all five Funds.
•	Asset allocation decisions as a whole detracted in Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Portfolio.
•	Though the Funds benefited from overweight allocations to U.S. equities, style positioning within U.S. equities detracted markedly from returns due to the market’s strong preference for growth over value stocks through much of the period. Underlying fund performance within U.S. equities further dampened returns as managers with valuation-sensitive approaches to stock selection, especially those using quantitative-driven strategies, struggled.
•	While fixed income generally posted solid absolute returns during the annual period, our positions within the asset class as a whole detracted from relative performance across all Funds but Columbia Capital Allocation Moderate Portfolio.
○	More specifically, positions in high-yield bonds detracted from relative performance across all five Funds, driven by weak underlying fund manager performance.
○	An out-of-benchmark allocation to emerging markets debt also detracted in all five Funds.
•	Out-of-benchmark positions in absolute return and income-focused strategies detracted from relative returns in all five Funds, as they were not able to keep pace with the strong returns of the equity and fixed-income markets.
Derivative usage
During the annual period, the use of derivatives positions on equity and fixed-income indices was implemented via an overlay to the Funds to efficiently allocate capital across the Funds and to allow greater flexibility in establishing exposure to a given market than might otherwise be possible. Futures and credit default swaps were used, as they can offer both a liquid and cost-efficient means of establishing exposure in a given market and can be used to hedge duration and/or to reduce, or hedge, exposure to risk. The use of these instruments is integral to the Funds’ investment strategy, which, overall realized positive absolute returns during the annual period. Also, some of the underlying funds and strategies used derivatives during the annual period to attempt to enhance portfolio return and for hedging purposes as market conditions warranted.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Funds’ investment in underlying funds subject them to the investment performance (positive or negative), risks and expenses of these underlying funds. There are risks associated with fixed-income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer term securities. Foreign investments subject the Funds to risks, including political, economic, market, social and others within a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Investing in derivatives is a specialized activity that involves special risks that subject the Funds to significant loss potential, including when used as leverage, and may result in greater fluctuation in fund value. Asset allocation does not assure a profit or protect against loss. See the Funds’ prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
14	Columbia Capital Allocation Portfolios | Annual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2020 — January 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	1,036.70	1,022.13	2.79	2.77	0.55	4.86	4.83	0.96
Advisor Class	1,000.00	1,000.00	1,037.30	1,023.37	1.52	1.51	0.30	3.60	3.57	0.71
Class C	1,000.00	1,000.00	1,032.10	1,018.40	6.57	6.52	1.30	8.64	8.58	1.71
Institutional Class	1,000.00	1,000.00	1,038.10	1,023.37	1.52	1.51	0.30	3.60	3.57	0.71
Institutional 2 Class	1,000.00	1,000.00	1,038.40	1,023.47	1.42	1.41	0.28	3.50	3.47	0.69
Institutional 3 Class	1,000.00	1,000.00	1,037.70	1,023.72	1.17	1.16	0.23	3.24	3.22	0.64
Class R	1,000.00	1,000.00	1,035.50	1,020.89	4.05	4.02	0.80	6.12	6.08	1.21
Columbia Capital Allocation Portfolios | Annual Report 2021	15

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
August 1, 2020 — January 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	1,063.00	1,022.48	2.46	2.41	0.48	4.77	4.68	0.93
Advisor Class	1,000.00	1,000.00	1,064.00	1,023.72	1.18	1.16	0.23	3.49	3.42	0.68
Class C	1,000.00	1,000.00	1,060.00	1,018.75	6.30	6.17	1.23	8.60	8.43	1.68
Institutional Class	1,000.00	1,000.00	1,064.40	1,023.72	1.18	1.16	0.23	3.49	3.42	0.68
Institutional 2 Class	1,000.00	1,000.00	1,064.20	1,023.77	1.13	1.11	0.22	3.44	3.37	0.67
Institutional 3 Class	1,000.00	1,000.00	1,064.50	1,024.02	0.87	0.86	0.17	3.18	3.12	0.62
Class R	1,000.00	1,000.00	1,061.50	1,021.23	3.74	3.67	0.73	6.05	5.93	1.18
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	1,094.20	1,022.82	2.13	2.06	0.41	4.95	4.78	0.95
Advisor Class	1,000.00	1,000.00	1,095.20	1,024.07	0.83	0.81	0.16	3.65	3.52	0.70
Class C	1,000.00	1,000.00	1,090.10	1,019.10	6.03	5.82	1.16	8.83	8.53	1.70
Institutional Class	1,000.00	1,000.00	1,095.80	1,024.07	0.83	0.81	0.16	3.65	3.52	0.70
Institutional 2 Class	1,000.00	1,000.00	1,096.20	1,024.12	0.78	0.75	0.15	3.60	3.47	0.69
Institutional 3 Class	1,000.00	1,000.00	1,096.40	1,024.32	0.57	0.55	0.11	3.39	3.27	0.65
Class R	1,000.00	1,000.00	1,093.20	1,021.58	3.43	3.32	0.66	6.25	6.03	1.20
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,116.30	1,022.48	2.53	2.41	0.48	5.37	5.13	1.02
Advisor Class	1,000.00	1,000.00	1,117.30	1,023.72	1.21	1.16	0.23	4.05	3.87	0.77
Class C	1,000.00	1,000.00	1,111.60	1,018.75	6.46	6.17	1.23	9.29	8.88	1.77
Institutional Class	1,000.00	1,000.00	1,118.00	1,023.72	1.21	1.16	0.23	4.05	3.87	0.77
Institutional 2 Class	1,000.00	1,000.00	1,117.60	1,023.92	1.00	0.96	0.19	3.84	3.67	0.73
Institutional 3 Class	1,000.00	1,000.00	1,117.80	1,024.12	0.79	0.75	0.15	3.63	3.47	0.69
Class R	1,000.00	1,000.00	1,114.20	1,021.23	3.84	3.67	0.73	6.68	6.38	1.27
Class V	1,000.00	1,000.00	1,116.30	1,022.48	2.53	2.41	0.48	5.37	5.13	1.02
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,140.40	1,022.82	2.18	2.06	0.41	5.59	5.28	1.05
Advisor Class	1,000.00	1,000.00	1,142.00	1,024.07	0.85	0.81	0.16	4.26	4.03	0.80
Class C	1,000.00	1,000.00	1,136.10	1,019.10	6.16	5.82	1.16	9.56	9.04	1.80
Institutional Class	1,000.00	1,000.00	1,141.70	1,024.07	0.85	0.81	0.16	4.26	4.03	0.80
Institutional 2 Class	1,000.00	1,000.00	1,142.10	1,024.22	0.69	0.65	0.13	4.10	3.88	0.77
Institutional 3 Class	1,000.00	1,000.00	1,141.60	1,024.42	0.48	0.45	0.09	3.89	3.67	0.73
Class R	1,000.00	1,000.00	1,138.70	1,021.58	3.51	3.32	0.66	6.91	6.53	1.30
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
16	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, January 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.3%
	Shares	Value ($)
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,088,710	10,614,926
Total Alternative Strategies Funds (Cost $10,640,447)		10,614,926

Equity Funds 19.7%

International 4.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,128,552	11,906,225
U.S. Large Cap 13.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	366,177	11,241,629
Columbia Disciplined Core Fund, Institutional 3 Class(a)	870,143	11,364,070
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	691,792	11,296,955
Total		33,902,654
U.S. Small Cap 1.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	56,213	1,266,480
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	36,496	1,282,850
Total		2,549,330
Total Equity Funds (Cost $42,651,623)		48,358,209

Fixed Income Funds 70.2%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	422,129	4,900,917
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 4.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	827,460	9,929,526
Investment Grade 64.2%
Columbia Bond Fund, Institutional 3 Class(a)	1,455,476	52,368,023
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,837,791	31,300,833
Columbia Quality Income Fund, Institutional 3 Class(a)	1,400,163	31,811,710
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,533,395	42,188,732
Total		157,669,298
Total Fixed Income Funds (Cost $168,672,758)		172,499,741

Money Market Funds 5.5%

Columbia Short-Term Cash Fund, 0.104%(a),(c)	13,610,549	13,609,188
Total Money Market Funds (Cost $13,610,077)		13,609,188
Total Investments in Securities (Cost: $235,574,905)		245,082,064
Other Assets & Liabilities, Net		732,175
Net Assets		245,814,239
At January 31, 2021, securities and/or cash totaling $859,280 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	15	03/2021	USD	1,551,150	115,091	—
S&P 500 Index E-mini	16	03/2021	USD	2,964,160	52,280	—
Total					167,371	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2021
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.733	USD	2,323,000	62,344	—	—	62,344	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.559	USD	9,863,000	(4,704)	—	—	—	(4,704)
Total								57,640	—	—	62,344	(4,704)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	52,809,095	(485,696)	44,624	52,368,023	—	396	196,165	1,455,476
Columbia Commodity Strategy Fund, Institutional 3 Class
	589,800	141,990	(835,022)	103,232	—	—	(151,450)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	3,474,101	8,096,779	(717,936)	388,685	11,241,629	271,496	286,593	34,965	366,177
Columbia Contrarian Europe Fund, Institutional 3 Class
	954,762	306,475	(1,176,612)	(84,625)	—	—	3,720	3,430	—
Columbia Corporate Income Fund, Institutional 3 Class
	15,516,441	16,957,310	(1,055,747)	(117,171)	31,300,833	710,398	141,649	493,708	2,837,791
Columbia Disciplined Core Fund, Institutional 3 Class
	8,667,152	3,220,495	(1,403,921)	880,344	11,364,070	393,629	275,819	131,562	870,143
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,964,849	1,847,627	(7,291,218)	(521,258)	—	792,088	1,255,087	21,511	—
Columbia Disciplined Value Fund, Institutional 3 Class
	6,324,160	1,460,736	(7,943,680)	158,784	—	—	144,555	137,966	—
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,813,243	2,343,198	(310,662)	55,138	4,900,917	—	3,631	106,289	422,129
Columbia Emerging Markets Fund, Institutional 3 Class
	2,424,546	534,036	(2,321,997)	(636,585)	—	—	1,590,490	—	—
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%
	294,114	754,866	(1,048,980)	—	—	—	—	676	—
Columbia High Yield Bond Fund, Institutional 3 Class
	1,682,577	8,413,790	(209,214)	42,373	9,929,526	—	(2,122)	140,156	827,460
Columbia Income Opportunities Fund, Institutional 3 Class
	4,405,522	755,355	(5,065,407)	(95,470)	—	—	81,151	178,551	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2021
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	4,462,253	55,953	(4,274,545)	(243,661)	—	—	221,733	34,288	—
Columbia Limited Duration Credit Fund, Institutional 3 Class
	10,440,178	935,612	(11,198,824)	(176,966)	—	—	469,364	166,299	—
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	3,053,685	196,413	(3,185,464)	(64,634)	—	—	161,487	103,218	—
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	1,767,365	—	(2,385,457)	618,092	—	—	(613,889)	—	—
Columbia Multi-Asset Income Fund, Institutional 3 Class
	9,934,893	568,762	—	111,271	10,614,926	—	—	568,762	1,088,710
Columbia Overseas Core Fund, Institutional 3 Class
	2,522,703	9,755,699	(1,585,192)	1,213,015	11,906,225	125,531	87,330	94,799	1,128,552
Columbia Overseas Value Fund, Institutional 3 Class
	864,999	502,976	(1,408,252)	40,277	—	6,375	94,490	—	—
Columbia Quality Income Fund, Institutional 3 Class
	32,262,087	3,883,354	(4,674,642)	340,911	31,811,710	400,059	86,762	1,078,432	1,400,163
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,412,639	5,377,965	(1,094,050)	600,401	11,296,955	442,381	300,057	124,823	691,792
Columbia Select Small Cap Value Fund, Institutional 3 Class
	—	1,311,754	(241,877)	196,603	1,266,480	64,384	38,614	3,631	56,213
Columbia Short Term Bond Fund, Institutional 3 Class
	15,715,831	1,290,516	(16,682,994)	(323,353)	—	—	378,700	328,492	—
Columbia Short-Term Cash Fund, 0.104%
	29,872,121	29,583,457	(45,844,531)	(1,859)	13,609,188	—	(2,152)	129,666	13,610,549
Columbia Small Cap Growth Fund I, Institutional 3 Class
	—	1,308,912	(246,989)	220,927	1,282,850	85,851	36,956	—	36,496
Columbia Small Cap Index Fund, Institutional 3 Class
	163,695	2,045	(188,832)	23,092	—	1,959	(9,621)	86	—
Columbia Total Return Bond Fund, Institutional 3 Class
	13,430,843	1,558,474	(14,687,605)	(301,712)	—	685,926	552,211	321,351	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	29,617,399	14,816,702	(2,511,611)	266,242	42,188,732	187,407	180,031	480,144	3,533,395
Total	213,631,958			2,736,717	245,082,064	4,167,484	5,611,592	4,878,970

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2021
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	10,614,926	—	—	10,614,926
Equity Funds	48,358,209	—	—	48,358,209
Fixed Income Funds	172,499,741	—	—	172,499,741
Money Market Funds	13,609,188	—	—	13,609,188
Total Investments in Securities	245,082,064	—	—	245,082,064
Investments in Derivatives
Asset
Futures Contracts	167,371	—	—	167,371
Swap Contracts	—	62,344	—	62,344
Liability
Swap Contracts	—	(4,704)	—	(4,704)
Total	245,249,435	57,640	—	245,307,075
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.5%
	Shares	Value ($)
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,411,973	23,516,736
Total Alternative Strategies Funds (Cost $23,579,242)		23,516,736

Equity Funds 34.8%

International 8.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	4,244,732	44,781,927
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	126,156	1,656,424
Total		46,438,351
U.S. Large Cap 24.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,379,084	42,337,895
Columbia Disciplined Core Fund, Institutional 3 Class(a)	3,266,275	42,657,553
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	2,601,196	42,477,525
Total		127,472,973
U.S. Small Cap 1.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	173,934	3,918,738
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	113,269	3,981,384
Total		7,900,122
Total Equity Funds (Cost $164,390,275)		181,811,446

Fixed Income Funds 55.3%
	Shares	Value ($)
Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	749,160	8,697,749
High Yield 4.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,974,139	23,689,663
Investment Grade 49.2%
Columbia Bond Fund, Institutional 3 Class(a)	1,942,173	69,879,370
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,061,646	55,829,954
Columbia Quality Income Fund, Institutional 3 Class(a)	2,515,386	57,149,581
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,217,587	74,237,995
Total		257,096,900
Total Fixed Income Funds (Cost $282,438,067)		289,484,312

Money Market Funds 5.0%

Columbia Short-Term Cash Fund, 0.104%(a),(c)	26,135,469	26,132,855
Total Money Market Funds (Cost $26,134,089)		26,132,855
Total Investments in Securities (Cost: $496,541,673)		520,945,349
Other Assets & Liabilities, Net		1,977,933
Net Assets		522,923,282
At January 31, 2021, securities and/or cash totaling $2,435,300 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	48	03/2021	USD	4,963,680	368,291	—
S&P 500 Index E-mini	45	03/2021	USD	8,336,700	147,038	—
U.S. Treasury 10-Year Note	199	03/2021	USD	27,269,219	—	(214,226)
Total					515,329	(214,226)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2021
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.733	USD	5,385,000	144,520	—	—	144,520	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.559	USD	23,840,000	(11,371)	—	—	—	(11,371)
Total								133,149	—	—	144,520	(11,371)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	70,124,544	(264,524)	19,350	69,879,370	—	221	231,672	1,942,173
Columbia Commodity Strategy Fund, Institutional 3 Class
	1,818,392	117,429	(2,423,279)	487,458	—	—	(625,769)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	15,110,258	28,222,483	(2,283,672)	1,288,826	42,337,895	1,024,363	1,021,250	131,924	1,379,084
Columbia Contrarian Europe Fund, Institutional 3 Class
	10,985,462	633,880	(11,322,522)	(296,820)	—	—	(3,055)	31,370	—
Columbia Corporate Income Fund, Institutional 3 Class
	24,801,760	32,453,217	(1,251,108)	(173,915)	55,829,954	1,053,353	92,116	790,206	5,061,646
Columbia Disciplined Core Fund, Institutional 3 Class
	26,661,915	18,181,863	(3,754,236)	1,568,011	42,657,553	1,006,783	1,378,272	336,497	3,266,275
Columbia Disciplined Growth Fund, Institutional 3 Class
	13,027,718	1,765,476	(13,901,903)	(891,291)	—	1,456,460	2,091,221	39,553	—
Columbia Disciplined Value Fund, Institutional 3 Class
	24,504,610	1,547,827	(26,978,537)	926,100	—	—	(659,809)	456,278	—
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	9,845,044	478,980	(1,858,498)	232,223	8,697,749	—	(188,468)	301,055	749,160
Columbia Emerging Markets Fund, Institutional 3 Class
	6,310,174	275,497	(4,762,302)	(1,823,369)	—	—	3,724,526	—	—
Columbia Government Money Market Fund, Institutional 3 Class, 0.013%
	1,026,952	1,215,035	(2,241,987)	—	—	—	—	1,844	—
Columbia High Yield Bond Fund, Institutional 3 Class
	—	23,748,806	(117,534)	58,391	23,689,663	—	2	160,996	1,974,139
Columbia Income Opportunities Fund, Institutional 3 Class
	18,443,318	837,945	(18,969,956)	(311,307)	—	—	39,688	685,689	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2021
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Inflation Protected Securities Fund
	5,147,202	38,063	(4,888,391)	(296,874)	—	—	268,170	38,063	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	8,785,740	1,263,470	(8,228,785)	(1,820,425)	—	996,121	3,069,596	34,385	—
Columbia Limited Duration Credit Fund, Institutional 3 Class
	11,784,069	540,091	(12,100,139)	(224,021)	—	—	527,553	180,748	—
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	7,648,451	528,732	(8,023,746)	(153,437)	—	43,529	393,682	278,365	—
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	(4,665,882)	1,215,092	—	—	(1,206,886)	—	—
Columbia Multi-Asset Income Fund, Institutional 3 Class
	22,010,164	1,260,059	—	246,513	23,516,736	—	—	1,260,059	2,411,973
Columbia Overseas Core Fund, Institutional 3 Class
	11,495,880	35,149,109	(5,140,177)	3,277,115	44,781,927	466,467	(183,292)	343,562	4,244,732
Columbia Overseas Value Fund, Institutional 3 Class
	5,875,351	407,726	(6,320,905)	37,828	—	29,388	90,578	—	—
Columbia Pacific/Asia Fund, Institutional 3 Class
	1,066,864	380,190	(145,117)	354,487	1,656,424	125,388	57,572	3,281	126,156
Columbia Quality Income Fund, Institutional 3 Class
	70,065,148	4,348,737	(17,708,141)	443,837	57,149,581	810,957	411,931	2,196,060	2,515,386
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	20,000,287	23,618,563	(2,580,159)	1,438,834	42,477,525	1,226,008	902,462	347,701	2,601,196
Columbia Select Small Cap Value Fund, Institutional 3 Class
	—	3,870,776	(374,752)	422,714	3,918,738	196,979	64,606	11,109	173,934
Columbia Short Term Bond Fund, Institutional 3 Class
	25,615,032	943,169	(26,016,447)	(541,754)	—	—	618,344	524,673	—
Columbia Short-Term Cash Fund, 0.104%
	63,837,700	73,403,413	(111,103,899)	(4,359)	26,132,855	—	(1,065)	263,456	26,135,469
Columbia Small Cap Growth Fund I, Institutional 3 Class
	—	6,164,877	(2,439,436)	255,943	3,981,384	281,274	192,962	—	113,269
Columbia Small Cap Index Fund, Institutional 3 Class
	5,657,477	70,689	(6,526,257)	798,091	—	67,720	(332,521)	2,969	—
Columbia Total Return Bond Fund, Institutional 3 Class
	26,522,469	2,079,509	(27,993,344)	(608,634)	—	1,257,680	1,128,696	627,821	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	55,641,306	23,174,564	(5,163,999)	586,124	74,237,995	317,000	392,205	859,263	6,217,587
Total	497,139,533			6,510,731	520,945,349	10,359,470	13,264,788	10,138,599

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2021
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	23,516,736	—	—	23,516,736
Equity Funds	181,811,446	—	—	181,811,446
Fixed Income Funds	289,484,312	—	—	289,484,312
Money Market Funds	26,132,855	—	—	26,132,855
Total Investments in Securities	520,945,349	—	—	520,945,349
Investments in Derivatives
Asset
Futures Contracts	515,329	—	—	515,329
Swap Contracts	—	144,520	—	144,520
Liability
Futures Contracts	(214,226)	—	—	(214,226)
Swap Contracts	—	(11,371)	—	(11,371)
Total	521,246,452	133,149	—	521,379,601
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, January 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	6,382,983	62,234,091
Total Alternative Strategies Funds (Cost $61,068,053)		62,234,091

Equity Funds 50.1%

International 13.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,574,221	30,964,933
Columbia Overseas Core Fund, Institutional 3 Class(a)	11,594,768	122,324,799
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,201,664	42,037,842
Total		195,327,574
U.S. Large Cap 34.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,245,431	130,334,727
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	2,386,443	130,848,694
Columbia Large Cap Value Fund, Institutional 3 Class(a)	8,850,364	129,215,313
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,011,879	130,833,984
Total		521,232,718
U.S. Small Cap 2.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	710,878	16,016,078
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	465,706	16,369,576
Total		32,385,654
Total Equity Funds (Cost $662,916,316)		748,945,946

Fixed Income Funds 42.7%
	Shares	Value ($)
Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,638,660	19,024,846
High Yield 7.6%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	9,438,649	113,263,785
Investment Grade 33.8%
Columbia Bond Fund, Institutional 3 Class(a)	3,963,118	142,592,982
Columbia Corporate Income Fund, Institutional 3 Class(a)	10,942,216	120,692,643
Columbia Quality Income Fund, Institutional 3 Class(a)	5,519,831	125,410,566
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	9,817,746	117,223,883
Total		505,920,074
Total Fixed Income Funds (Cost $628,129,987)		638,208,705

Money Market Funds 2.4%

Columbia Short-Term Cash Fund, 0.104%(a),(c)	36,357,421	36,353,785
Total Money Market Funds (Cost $36,354,214)		36,353,785
Total Investments in Securities (Cost: $1,388,468,570)		1,485,742,527
Other Assets & Liabilities, Net		9,923,856
Net Assets		1,495,666,383
At January 31, 2021, securities and/or cash totaling $10,955,859 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	316	03/2021	EUR	10,990,480	—	(90,430)
FTSE 100 Index	58	03/2021	GBP	3,689,380	—	(75,377)
Russell 2000 Index E-mini	122	03/2021	USD	12,616,020	936,073	—
S&P 500 Index E-mini	164	03/2021	USD	30,382,640	535,873	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2021
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	269	03/2021	USD	36,861,406	—	(289,583)
U.S. Ultra Treasury Bond	83	03/2021	USD	16,991,656	—	(620,280)
Total					1,471,946	(1,075,670)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Mini MSCI Emerging Markets Index	(315)	03/2021	USD	(20,886,075)	—	(1,199,381)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.733	USD	22,965,000	616,316	—	—	616,316	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.559	USD	19,533,000	(9,323)	—	—	—	(9,323)
Total								606,993	—	—	616,316	(9,323)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	142,814,446	(260,198)	38,734	142,592,982	—	221	473,373	3,963,118
Columbia Commodity Strategy Fund, Institutional 3 Class
	12,915,862	132,229	(16,934,020)	3,885,929	—	—	(5,356,653)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	66,150,725	59,362,146	(2,558,964)	7,380,820	130,334,727	5,047,134	1,311,449	650,003	4,245,431
Columbia Contrarian Europe Fund, Institutional 3 Class
	42,010,847	489,316	(37,974,474)	(4,525,689)	—	—	61,966	113,151	—
Columbia Corporate Income Fund, Institutional 3 Class
	62,177,484	83,077,730	(22,178,240)	(2,384,331)	120,692,643	2,856,868	2,246,658	2,016,370	10,942,216
Columbia Disciplined Core Fund, Institutional 3 Class
	62,311,255	16,940,029	(59,836,181)	(19,415,103)	—	3,007,863	24,843,256	1,005,318	—
Columbia Disciplined Growth Fund, Institutional 3 Class
	60,295,947	7,468,387	(63,885,171)	(3,879,163)	—	7,136,994	8,865,625	193,820	—
Columbia Disciplined Value Fund, Institutional 3 Class
	85,907,321	2,376,646	(90,917,786)	2,633,819	—	—	(1,989,612)	1,618,269	—
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2021
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	23,805,356	821,572	(5,658,548)	56,466	19,024,846	—	181,481	735,446	1,638,660
Columbia Emerging Markets Fund, Institutional 3 Class
	35,685,319	510,386	(9,209,099)	3,978,327	30,964,933	—	7,519,161	394,014	1,574,221
Columbia Government Money Market Fund, Institutional 3 Class, 0.013%
	12,497,298	398,963	(12,896,261)	—	—	—	—	23,891	—
Columbia High Yield Bond Fund, Institutional 3 Class
	7,049,713	106,335,566	(469,756)	348,262	113,263,785	—	2,937	1,078,873	9,438,649
Columbia Income Opportunities Fund, Institutional 3 Class
	97,314,815	3,827,396	(99,812,065)	(1,330,146)	—	—	(108,903)	3,616,585	—
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	14,796,451	120,909	(14,914,517)	(2,843)	—	—	(84,359)	106,252	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	21,793,693	108,823,940	(2,382,318)	2,613,379	130,848,694	2,730,593	2,859,053	94,257	2,386,443
Columbia Large Cap Value Fund, Institutional 3 Class
	—	130,436,193	(1,502,188)	281,308	129,215,313	—	51,305	—	8,850,364
Columbia Limited Duration Credit Fund, Institutional 3 Class
	33,780,404	743,080	(33,942,068)	(581,416)	—	—	1,390,501	504,373	—
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	24,076,313	1,088,734	(24,718,128)	(446,919)	—	128,149	1,126,649	849,234	—
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	(4,665,881)	1,215,091	—	—	(1,206,886)	—	—
Columbia Multi-Asset Income Fund, Institutional 3 Class
	41,982,257	18,518,315	—	1,733,519	62,234,091	—	—	2,995,603	6,382,983
Columbia Overseas Core Fund, Institutional 3 Class
	32,647,070	87,440,127	(7,601,452)	9,839,054	122,324,799	1,162,987	1,019,312	813,914	11,594,768
Columbia Overseas Value Fund, Institutional 3 Class
	18,540,820	597,803	(18,346,071)	(792,552)	—	90,543	1,066,142	—	—
Columbia Pacific/Asia Fund, Institutional 3 Class
	35,831,036	3,378,928	(5,069,359)	7,897,237	42,037,842	3,114,750	2,324,664	81,507	3,201,664
Columbia Quality Income Fund, Institutional 3 Class
	64,458,721	70,530,746	(10,768,197)	1,189,296	125,410,566	760,149	103,669	2,521,797	5,519,831
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	60,083,348	70,595,470	(6,637,112)	6,792,278	130,833,984	4,531,130	2,238,493	1,278,777	8,011,879
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	34,267,279	4,311,778	(43,212,921)	4,633,864	—	4,182,713	(3,954,135)	—	—
Columbia Select Large Cap Value Fund, Institutional 3 Class
	29,775,830	1,258,546	(22,857,377)	(8,176,999)	—	729,070	5,962,097	376,541	—
Columbia Select Small Cap Value Fund, Institutional 3 Class
	—	14,775,968	(1,174,574)	2,414,684	16,016,078	793,972	202,415	44,778	710,878
Columbia Short Term Bond Fund, Institutional 3 Class
	62,877,039	1,296,036	(62,837,642)	(1,335,433)	—	—	1,595,420	1,326,210	—
Columbia Short-Term Cash Fund, 0.104%
	121,408,505	253,519,160	(338,563,783)	(10,097)	36,353,785	—	12,468	436,814	36,357,421
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2021
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Small Cap Growth Fund I, Institutional 3 Class
	—	28,350,580	(14,369,625)	2,388,621	16,369,576	1,103,215	1,812,248	—	465,706
Columbia Small Cap Index Fund, Institutional 3 Class
	21,243,313	265,431	(24,505,503)	2,996,759	—	254,283	(1,248,588)	11,147	—
Columbia Total Return Bond Fund, Institutional 3 Class
	188,238,886	13,592,123	(200,888,078)	(942,931)	—	8,822,588	4,455,231	4,384,347	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	71,318,406	53,078,925	(7,593,813)	420,365	117,223,883	385,503	697,608	1,117,009	9,817,746
Total	1,448,692,103			18,914,190	1,485,742,527	46,838,504	58,000,893	28,861,673

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2021
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	62,234,091	—	—	62,234,091
Equity Funds	748,945,946	—	—	748,945,946
Fixed Income Funds	638,208,705	—	—	638,208,705
Money Market Funds	36,353,785	—	—	36,353,785
Total Investments in Securities	1,485,742,527	—	—	1,485,742,527
Investments in Derivatives
Asset
Futures Contracts	1,471,946	—	—	1,471,946
Swap Contracts	—	616,316	—	616,316
Liability
Futures Contracts	(2,275,051)	—	—	(2,275,051)
Swap Contracts	—	(9,323)	—	(9,323)
Total	1,484,939,422	606,993	—	1,485,546,415
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	29

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.0%
	Shares	Value ($)
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	6,237,220	60,812,900
Total Alternative Strategies Funds (Cost $60,979,313)		60,812,900

Equity Funds 65.0%

International 16.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,227,876	83,162,324
Columbia Overseas Core Fund, Institutional 3 Class(a)	16,630,440	175,451,144
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	5,222,824	68,575,676
Total		327,189,144
U.S. Large Cap 46.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	7,662,220	235,230,153
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	4,304,289	236,004,153
Columbia Large Cap Value Fund, Institutional 3 Class(a)	15,953,477	232,920,766
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	14,446,937	235,918,490
Total		940,073,562
U.S. Small Cap 2.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,280,533	28,850,412
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	828,289	29,114,335
Total		57,964,747
Total Equity Funds (Cost $1,169,766,011)		1,325,227,453

Fixed Income Funds 28.9%
	Shares	Value ($)
High Yield 6.6%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	11,165,850	133,990,196
Investment Grade 22.3%
Columbia Bond Fund, Institutional 3 Class(a)	2,385,971	85,847,252
Columbia Corporate Income Fund, Institutional 3 Class(a)	11,504,003	126,889,155
Columbia Quality Income Fund, Institutional 3 Class(a)	5,817,586	132,175,552
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	9,174,692	109,545,817
Total		454,457,776
Total Fixed Income Funds (Cost $574,978,287)		588,447,972

Money Market Funds 2.3%

Columbia Short-Term Cash Fund, 0.104%(a),(c)	47,613,578	47,608,816
Total Money Market Funds (Cost $47,609,205)		47,608,816
Total Investments in Securities (Cost: $1,853,332,816)		2,022,097,141
Other Assets & Liabilities, Net		15,357,301
Net Assets		2,037,454,442
At January 31, 2021, securities and/or cash totaling $17,733,434 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	696	03/2021	EUR	24,206,880	—	(199,175)
Russell 2000 Index E-mini	248	03/2021	USD	25,645,680	1,902,838	—
S&P 500 Index E-mini	192	03/2021	USD	35,569,920	627,364	—
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2021
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	506	03/2021	USD	69,337,813	—	(544,717)
U.S. Ultra Treasury Bond	51	03/2021	USD	10,440,656	—	(662,619)
Total					2,530,202	(1,406,511)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Mini MSCI Emerging Markets Index	(215)	03/2021	USD	(14,255,575)	—	(818,625)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.733	USD	50,055,000	1,343,330	—	—	1,343,330	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.559	USD	43,827,000	(20,915)	—	—	—	(20,915)
Total								1,322,415	—	—	1,343,330	(20,915)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	85,969,045	(144,884)	23,091	85,847,252	—	135	284,816	2,385,971
Columbia Commodity Strategy Fund, Institutional 3 Class
	19,135,237	1,119	(24,950,486)	5,814,130	—	—	(8,066,269)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	112,939,960	123,820,024	(13,508,130)	11,978,299	235,230,153	8,633,168	4,844,022	1,111,837	7,662,220
Columbia Contrarian Europe Fund, Institutional 3 Class
	55,348,931	189,367	(55,900,195)	361,897	—	—	(104,681)	147,673	—
Columbia Corporate Income Fund, Institutional 3 Class
	99,042,754	38,686,569	(10,610,466)	(229,702)	126,889,155	3,909,262	440,040	2,644,858	11,504,003
Columbia Disciplined Core Fund, Institutional 3 Class
	112,588,912	20,051,616	(95,402,521)	(37,238,007)	—	5,026,259	45,332,043	1,679,925	—
Columbia Disciplined Growth Fund, Institutional 3 Class
	79,927,252	9,478,092	(83,887,450)	(5,517,894)	—	9,225,977	12,181,004	250,551	—
Columbia Disciplined Value Fund, Institutional 3 Class
	145,488,159	2,930,615	(152,886,235)	4,467,461	—	—	(3,267,597)	2,772,032	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2021
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	22,839,736	680,719	(23,156,853)	(363,602)	—	—	766,059	596,602	—
Columbia Emerging Markets Fund, Institutional 3 Class
	86,134,237	1,118,251	(18,994,300)	14,904,136	83,162,324	—	13,182,118	1,077,782	4,227,876
Columbia Government Money Market Fund, Institutional 3 Class, 0.013%
	17,774,508	151,295	(17,925,803)	—	—	—	—	33,688	—
Columbia High Yield Bond Fund, Institutional 3 Class
	54,066,718	82,438,743	(3,370,944)	855,679	133,990,196	—	(169,093)	3,197,764	11,165,850
Columbia Income Opportunities Fund, Institutional 3 Class
	88,492,532	3,490,233	(90,586,254)	(1,396,511)	—	—	10,238	3,252,159	—
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	9,838,585	67,982	(9,117,492)	(789,075)	—	—	729,487	67,979	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	60,130,242	180,165,897	(7,602,581)	3,310,595	236,004,153	6,766,019	8,485,231	233,556	4,304,289
Columbia Large Cap Value Fund, Institutional 3 Class
	—	235,131,058	(2,626,919)	416,627	232,920,766	—	112,508	—	15,953,477
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	19,462,712	867,609	(19,940,719)	(389,602)	—	106,677	934,331	682,218	—
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	(4,665,881)	1,215,091	—	—	(1,206,886)	—	—
Columbia Multi-Asset Income Fund, Institutional 3 Class
	56,916,993	3,258,439	—	637,468	60,812,900	—	—	3,258,439	6,237,220
Columbia Overseas Core Fund, Institutional 3 Class
	59,113,609	117,641,646	(10,873,569)	9,569,458	175,451,144	1,807,313	(409,211)	1,181,655	16,630,440
Columbia Overseas Value Fund, Institutional 3 Class
	27,235,937	174,486	(25,425,326)	(1,985,097)	—	119,096	1,801,280	—	—
Columbia Pacific/Asia Fund, Institutional 3 Class
	63,249,669	5,358,593	(11,959,121)	11,926,535	68,575,676	5,201,827	5,331,178	136,121	5,222,824
Columbia Quality Income Fund, Institutional 3 Class
	109,370,718	34,904,710	(13,463,943)	1,364,067	132,175,552	1,176,838	186,053	3,553,713	5,817,586
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	99,324,633	139,978,492	(13,943,650)	10,559,015	235,918,490	7,422,341	4,267,096	2,099,169	14,446,937
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	65,493,318	7,645,405	(82,190,907)	9,052,184	—	7,633,096	(7,793,140)	—	—
Columbia Select Large Cap Value Fund, Institutional 3 Class
	58,124,594	2,207,469	(48,739,054)	(11,593,009)	—	1,433,718	7,268,817	740,468	—
Columbia Select Small Cap Value Fund, Institutional 3 Class
	4,862,712	27,155,067	(6,357,942)	3,190,575	28,850,412	1,470,495	(170,841)	82,931	1,280,533
Columbia Short Term Bond Fund, Institutional 3 Class
	47,141,451	1,198,530	(47,340,690)	(999,291)	—	—	1,058,230	933,199	—
Columbia Short-Term Cash Fund, 0.104%
	321,600,347	480,792,947	(754,756,614)	(27,864)	47,608,816	—	20,639	1,229,402	47,613,578
Columbia Small Cap Growth Fund I, Institutional 3 Class
	9,776,416	22,709,048	(6,558,122)	3,186,993	29,114,335	1,981,902	4,081,804	—	828,289
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2021
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Small Cap Index Fund, Institutional 3 Class
	10,697,660	133,665	(12,340,426)	1,509,101	—	128,051	(628,761)	5,615	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	46,559,629	70,303,478	(7,068,269)	(249,021)	109,545,817	237,968	698,921	768,796	9,174,692
Total	1,966,128,951			33,563,727	2,022,097,141	62,280,007	89,914,755	32,022,948

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2021
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	60,812,900	—	—	60,812,900
Equity Funds	1,325,227,453	—	—	1,325,227,453
Fixed Income Funds	588,447,972	—	—	588,447,972
Money Market Funds	47,608,816	—	—	47,608,816
Total Investments in Securities	2,022,097,141	—	—	2,022,097,141
Investments in Derivatives
Asset
Futures Contracts	2,530,202	—	—	2,530,202
Swap Contracts	—	1,343,330	—	1,343,330
Liability
Futures Contracts	(2,225,136)	—	—	(2,225,136)
Swap Contracts	—	(20,915)	—	(20,915)
Total	2,022,402,207	1,322,415	—	2,023,724,622
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, January 31, 2021
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 77.2%
	Shares	Value ($)
International 20.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,277,667	84,141,704
Columbia Overseas Core Fund, Institutional 3 Class(a)	18,250,127	192,538,841
Total		276,680,545
U.S. Large Cap 53.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,999,993	184,199,789
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	3,374,174	185,005,981
Columbia Large Cap Value Fund, Institutional 3 Class(a)	12,489,646	182,348,833
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	11,306,270	184,631,382
Total		736,185,985
U.S. Small Cap 3.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,075,156	24,223,264
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	708,022	24,886,963
Total		49,110,227
Total Equity Funds (Cost $898,999,433)		1,061,976,757

Fixed Income Funds 20.3%
	Shares	Value ($)
High Yield 5.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	5,799,561	69,594,733
Investment Grade 15.2%
Columbia Bond Fund, Institutional 3 Class(a)	5,825,385	209,597,358
Total Fixed Income Funds (Cost $276,504,081)		279,192,091

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.104%(a),(c)	24,453,873	24,451,427
Total Money Market Funds (Cost $24,451,429)		24,451,427
Total Investments in Securities (Cost: $1,199,954,943)		1,365,620,275
Other Assets & Liabilities, Net		9,888,350
Net Assets		1,375,508,625
At January 31, 2021, securities and/or cash totaling $12,221,216 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	314	03/2021	USD	20,819,770	—	(521,353)
Russell 2000 Index E-mini	206	03/2021	USD	21,302,460	1,580,583	—
S&P 500 Index E-mini	329	03/2021	USD	60,950,540	1,075,014	—
Total					2,655,597	(521,353)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2021
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.733	USD	35,540,000	953,790	—	—	953,790	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.559	USD	12,554,000	(5,996)	—	—	—	(5,996)
Total								947,794	—	—	953,790	(5,996)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	216,206,712*	(5,636,122)	(973,232)	209,597,358	4,495,935	11,875	2,657,662	5,825,385
Columbia Commodity Strategy Fund, Institutional 3 Class
	9,109,001	232,244	(12,024,247)	2,683,002	—	—	(3,832,560)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	52,765,841	126,728,842*	(10,324,176)	15,029,282	184,199,789	9,286,542	3,608,664	1,195,982	5,999,993
Columbia Contrarian Europe Fund, Institutional 3 Class
	20,071,212	49,098,312*	(67,503,733)	(1,665,791)	—	—	110,009	51,551	—
Columbia Corporate Income Fund, Institutional 3 Class
	27,610,354	396,974	(26,125,130)	(1,882,198)	—	—	2,777,824	323,953	—
Columbia Disciplined Core Fund, Institutional 3 Class
	49,872,512	88,634,423*	(126,207,666)	(12,299,269)	—	5,426,840	23,872,093	1,813,812	—
Columbia Disciplined Growth Fund, Institutional 3 Class
	43,473,391	371,868	(41,282,980)	(2,562,279)	—	—	5,680,515	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	72,240,247	38,430,654*	(113,245,651)	2,574,750	—	—	(7,716,677)	1,211,171	—
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,633,379	54,115	(3,595,937)	(91,557)	—	—	(67,363)	45,833	—
Columbia Emerging Markets Fund, Institutional 3 Class
	45,721,727	30,805,454*	(15,457,063)	23,071,586	84,141,704	—	10,004,645	1,073,180	4,277,667
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class
	—	15,751,084*	(15,751,084)	—	—	—	(2,935,269)	—	—
Columbia Government Money Market Fund, Institutional 3 Class, 0.013%
	9,442,368	36,290	(9,478,658)	—	—	—	—	17,570	—
Columbia High Yield Bond Fund, Institutional 3 Class
	24,155,491	45,936,973*	(3,472,664)	2,974,933	69,594,733	—	(141,751)	2,377,844	5,799,561
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Annual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2021
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Income Opportunities Fund, Institutional 3 Class
	15,507,138	281,024	(15,439,274)	(348,888)	—	—	(649,407)	275,916	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	22,423,045	160,496,522*	(9,008,852)	11,095,266	185,005,981	16,938,598	8,579,601	584,703	3,374,174
Columbia Large Cap Value Fund, Institutional 3 Class
	—	175,701,188*	(7,922,146)	14,569,791	182,348,833	—	1,326,151	617,371	12,489,646
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	4,259,240	112,465	(4,282,651)	(89,054)	—	—	(36,022)	59,130	—
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	(4,665,881)	1,215,091	—	—	(1,304,174)	—	—
Columbia Multi-Asset Income Fund, Institutional 3 Class
	16,410,264	342,016	(16,987,190)	234,910	—	—	(1,325,727)	342,016	—
Columbia Overseas Core Fund, Institutional 3 Class
	23,187,169	163,361,520*	(17,357,153)	23,347,305	192,538,841	1,766,082	1,313,333	1,506,363	18,250,127
Columbia Overseas Value Fund, Institutional 3 Class
	15,353,690	215,417	(15,126,069)	(443,038)	—	73,749	(1,582,302)	—	—
Columbia Pacific/Asia Fund, Institutional 3 Class
	28,058,727	22,835	(25,096,793)	(2,984,769)	—	—	4,484,348	—	—
Columbia Quality Income Fund, Institutional 3 Class
	8,923,924	150,664	(8,854,631)	(219,957)	—	—	248,409	98,867	—
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	52,022,964	120,930,566*	(10,646,860)	22,324,712	184,631,382	6,283,124	2,860,945	1,633,804	11,306,270
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	35,080,163	1,603,209	(40,775,772)	4,092,400	—	1,486,265	(4,803,922)	—	—
Columbia Select Large Cap Value Fund, Institutional 3 Class
	26,290,793	1,427,498	(21,558,572)	(6,159,719)	—	728,062	4,333,323	376,020	—
Columbia Select Small Cap Value Fund, Institutional 3 Class
	8,365,011	16,703,281*	(6,646,143)	5,801,115	24,223,264	1,224,421	64,419	69,053	1,075,156
Columbia Short Term Bond Fund, Institutional 3 Class
	—	2,174,497	(2,174,497)	—	—	—	132,271	15,508	—
Columbia Short-Term Cash Fund, 0.104%
	61,462,818	138,039,691	(175,046,169)	(4,913)	24,451,427	—	10,035	201,802	24,453,873
Columbia Small Cap Growth Fund I, Institutional 3 Class
	3,706,551	16,698,952*	(3,917,495)	8,398,955	24,886,963	1,669,608	2,650,657	—	708,022
Columbia Small Cap Index Fund, Institutional 3 Class
	11,611,874	145,086	(13,395,029)	1,638,069	—	138,992	(3,657,313)	6,093	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	8,547,050	76,718	(7,989,307)	(634,461)	—	—	1,075,185	60,659	—
Total	702,756,734			108,692,042	1,365,620,275	49,518,218	45,091,815	16,615,863

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2021
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,061,976,757	—	—	1,061,976,757
Fixed Income Funds	279,192,091	—	—	279,192,091
Money Market Funds	24,451,427	—	—	24,451,427
Total Investments in Securities	1,365,620,275	—	—	1,365,620,275
Investments in Derivatives
Asset
Futures Contracts	2,655,597	—	—	2,655,597
Swap Contracts	—	953,790	—	953,790
Liability
Futures Contracts	(521,353)	—	—	(521,353)
Swap Contracts	—	(5,996)	—	(5,996)
Total	1,367,754,519	947,794	—	1,368,702,313
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Annual Report 2021

Statement of Assets and Liabilities
January 31, 2021
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $235,574,905, $496,541,673, $1,388,468,570, respectively)	$245,082,064	$520,945,349	$1,485,742,527
Cash	570	2,049	7,312
Margin deposits on:
Futures contracts	273,500	1,055,750	6,885,798
Swap contracts	585,780	1,379,550	4,070,061
Receivable for:
Investments sold	—	21,399	110,262
Capital shares sold	208,216	284,552	847,361
Dividends	335,801	579,131	1,436,660
Foreign tax reclaims	18,966	35,237	20,547
Variation margin for futures contracts	—	—	559,125
Prepaid expenses	12,639	15,503	25,602
Total assets	246,517,536	524,318,520	1,499,705,255
Liabilities
Payable for:
Investments purchased	372,328	576,878	1,433,496
Capital shares purchased	108,919	392,208	998,319
Variation margin for futures contracts	82,980	286,096	1,343,340
Variation margin for swap contracts	4,288	10,246	18,073
Management services fees	353	724	1,550
Distribution and/or service fees	1,930	4,330	12,262
Transfer agent fees	15,360	33,014	81,220
Compensation of board members	93,845	60,421	88,421
Compensation of chief compliance officer	51	109	309
Other expenses	23,243	31,212	61,882
Total liabilities	703,297	1,395,238	4,038,872
Net assets applicable to outstanding capital stock	$245,814,239	$522,923,282	$1,495,666,383
Represented by
Paid in capital	229,645,398	478,182,492	1,299,857,937
Total distributable earnings (loss)	16,168,841	44,740,790	195,808,446
Total - representing net assets applicable to outstanding capital stock	$245,814,239	$522,923,282	$1,495,666,383
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	39

Statement of Assets and Liabilities  (continued)
January 31, 2021
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$203,325,918	$443,656,011	$1,324,147,940
Shares outstanding	19,149,944	39,291,692	111,167,142
Net asset value per share	$10.62	$11.29	$11.91
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.15	$11.98	$12.64
Advisor Class
Net assets	$7,347,896	$5,549,058	$3,244,012
Shares outstanding	697,169	496,610	276,475
Net asset value per share	$10.54	$11.17	$11.73
Class C
Net assets	$19,242,801	$45,087,172	$110,135,399
Shares outstanding	1,823,563	4,059,209	9,336,694
Net asset value per share	$10.55	$11.11	$11.80
Institutional Class
Net assets	$10,575,856	$16,686,409	$38,386,314
Shares outstanding	996,631	1,502,462	3,227,642
Net asset value per share	$10.61	$11.11	$11.89
Institutional 2 Class
Net assets	$1,487,064	$3,690,565	$6,728,064
Shares outstanding	141,103	330,552	573,615
Net asset value per share	$10.54	$11.16	$11.73
Institutional 3 Class
Net assets	$3,526,367	$6,629,353	$10,372,221
Shares outstanding	335,132	603,116	883,783
Net asset value per share	$10.52	$10.99	$11.74
Class R
Net assets	$308,337	$1,624,714	$2,652,433
Shares outstanding	29,062	143,618	223,432
Net asset value per share	$10.61	$11.31	$11.87
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Annual Report 2021

Statement of Assets and Liabilities  (continued)
January 31, 2021
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,853,332,816, $1,199,954,943, respectively)	$2,022,097,141	$1,365,620,275
Cash	12,484	—
Foreign currency (cost $900, $—, respectively)	899	—
Margin deposits on:
Futures contracts	8,835,067	6,306,002
Swap contracts	8,898,367	5,915,214
Receivable for:
Investments sold	298,018	802,488
Capital shares sold	973,177	1,078,648
Dividends	1,431,704	680,737
Foreign tax reclaims	15,570	89,151
Variation margin for futures contracts	381,625	—
Prepaid expenses	31,385	24,571
Total assets	2,042,975,437	1,380,517,086
Liabilities
Payable for:
Investments purchased	1,427,611	678,547
Capital shares purchased	1,700,720	1,924,352
Variation margin for futures contracts	1,880,035	2,101,775
Variation margin for swap contracts	39,782	22,455
Management services fees	2,133	1,316
Distribution and/or service fees	15,647	11,016
Transfer agent fees	132,376	88,229
Compensation of board members	238,313	112,773
Compensation of chief compliance officer	418	281
Other expenses	83,960	67,717
Total liabilities	5,520,995	5,008,461
Net assets applicable to outstanding capital stock	$2,037,454,442	$1,375,508,625
Represented by
Paid in capital	1,708,624,097	1,126,687,538
Total distributable earnings (loss)	328,830,345	248,821,087
Total - representing net assets applicable to outstanding capital stock	$2,037,454,442	$1,375,508,625
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	41

Statement of Assets and Liabilities  (continued)
January 31, 2021
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,690,945,245	$1,214,331,022
Shares outstanding	129,618,385	90,037,033
Net asset value per share	$13.05	$13.49
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.85	$14.31
Advisor Class
Net assets	$8,672,039	$8,175,872
Shares outstanding	657,806	621,179
Net asset value per share	$13.18	$13.16
Class C
Net assets	$116,411,845	$90,213,012
Shares outstanding	8,904,506	6,893,045
Net asset value per share	$13.07	$13.09
Institutional Class
Net assets	$106,490,939	$38,843,081
Shares outstanding	8,181,864	2,894,447
Net asset value per share	$13.02	$13.42
Institutional 2 Class
Net assets	$11,176,197	$8,780,151
Shares outstanding	848,710	667,453
Net asset value per share	$13.17	$13.15
Institutional 3 Class
Net assets	$14,407,370	$12,370,368
Shares outstanding	1,125,445	941,236
Net asset value per share	$12.80	$13.14
Class R
Net assets	$5,314,874	$2,795,119
Shares outstanding	407,741	209,307
Net asset value per share	$13.03	$13.35
Class V
Net assets	$84,035,933	$—
Shares outstanding	6,441,115	—
Net asset value per share	$13.05	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$13.85	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Annual Report 2021

Statement of Operations
Year Ended January 31, 2021
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$237,483	$374,220	$606,240
Dividends — affiliated issuers	4,878,970	10,138,599	28,861,673
Other Income	3,433	9,213	34,737
Foreign taxes withheld	(17,889)	(27,055)	(32,286)
Total income	5,101,997	10,494,977	29,470,364
Expenses:
Management services fees	258,667	524,962	986,753
Distribution and/or service fees
Class A	463,850	1,031,408	3,046,746
Class C	245,565	556,015	1,390,820
Class R	2,016	5,877	12,476
Transfer agent fees
Class A	161,823	336,765	909,664
Advisor Class	5,499	4,209	2,013
Class C	21,404	45,341	103,792
Institutional Class	8,537	13,931	26,552
Institutional 2 Class	826	2,366	3,873
Institutional 3 Class	566	1,212	2,004
Class R	355	954	1,864
Compensation of board members	25,958	25,561	41,312
Custodian fees	42,779	41,842	54,497
Printing and postage fees	23,037	39,335	96,970
Registration fees	105,813	111,330	124,031
Audit fees	11,734	11,734	18,045
Legal fees	10,309	12,965	21,900
Interest on collateral	4,772	14,092	41,173
Compensation of chief compliance officer	48	101	291
Other	18,461	28,671	64,544
Total expenses	1,412,019	2,808,671	6,949,320
Expense reduction	(20)	(80)	(80)
Total net expenses	1,411,999	2,808,591	6,949,240
Net investment income	3,689,998	7,686,386	22,521,124
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	43

Statement of Operations  (continued)
Year Ended January 31, 2021
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(452,466)	$(866,555)	$(2,297,948)
Investments — affiliated issuers	5,611,592	13,264,788	58,000,893
Capital gain distributions from underlying affiliated funds	4,167,484	10,359,470	46,838,504
Foreign currency translations	74,120	234,477	507,317
Forward foreign currency exchange contracts	510	938	(16,026)
Futures contracts	98,621	5,105,883	11,018,383
Swap contracts	212,822	474,825	171,449
Net realized gain	9,712,683	28,573,826	114,222,572
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(565,870)	(861,976)	(1,592,224)
Investments — affiliated issuers	2,736,717	6,510,731	18,914,190
Foreign currency translations	164	1,205	116,218
Forward foreign currency exchange contracts	(2,624)	(4,091)	(9,012)
Futures contracts	(530,232)	(1,320,164)	(5,367,947)
Swap contracts	46,599	107,554	528,487
Net change in unrealized appreciation (depreciation)	1,684,754	4,433,259	12,589,712
Net realized and unrealized gain	11,397,437	33,007,085	126,812,284
Net increase in net assets resulting from operations	$15,087,435	$40,693,471	$149,333,408
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Annual Report 2021

Statement of Operations  (continued)
Year Ended January 31, 2021
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$577,953	$252,725
Dividends — affiliated issuers	32,022,948	16,615,863
Other Income	72,118	28,304
Foreign taxes withheld	(23,933)	(19,157)
Total income	32,649,086	16,877,735
Expenses:
Management services fees	2,229,560	510,838
Distribution and/or service fees
Class A	3,885,088	2,224,667
Class C	1,358,648	867,832
Class R	23,802	14,986
Class V	194,063	—
Transfer agent fees
Class A	1,520,587	790,242
Advisor Class	7,892	4,759
Class C	132,959	77,348
Institutional Class	97,352	22,501
Institutional 2 Class	5,777	3,923
Institutional 3 Class	1,470	1,815
Class R	4,654	2,687
Class V	75,933	—
Compensation of board members	66,384	40,509
Custodian fees	56,137	56,975
Printing and postage fees	134,607	95,214
Registration fees	132,604	122,765
Audit fees	18,044	24,344
Legal fees	26,648	17,388
Line of credit interest	—	23
Interest on collateral	82,964	23,323
Compensation of chief compliance officer	395	136
Other	87,124	44,692
Total expenses	10,142,692	4,946,967
Expense reduction	(6,776)	(460)
Total net expenses	10,135,916	4,946,507
Net investment income	22,513,170	11,931,228
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	45

Statement of Operations  (continued)
Year Ended January 31, 2021
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(2,974,766)	$(2,412,361)
Investments — affiliated issuers	89,914,755	45,091,815
Capital gain distributions from underlying affiliated funds	62,280,007	49,518,218
Foreign currency translations	866,455	195,584
Forward foreign currency exchange contracts	(10,988)	1,055
Futures contracts	31,116,794	3,659,500
Swap contracts	219,703	(172,677)
Net realized gain	181,411,960	95,881,134
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,281,852)	(28,654,024)
Investments — affiliated issuers	33,563,727	108,692,042
Foreign currency translations	139,984	(1,870)
Forward foreign currency exchange contracts	(6,229)	(7,420)
Futures contracts	(6,629,821)	192,684
Swap contracts	1,201,135	898,290
Net change in unrealized appreciation (depreciation)	26,986,944	81,119,702
Net realized and unrealized gain	208,398,904	177,000,836
Net increase in net assets resulting from operations	$230,912,074	$188,932,064
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Annual Report 2021

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2021	Year Ended January 31, 2020
Operations
Net investment income	$3,689,998	$4,576,780	$7,686,386	$10,708,218
Net realized gain	9,712,683	3,784,660	28,573,826	17,994,817
Net change in unrealized appreciation (depreciation)	1,684,754	10,650,896	4,433,259	23,180,831
Net increase in net assets resulting from operations	15,087,435	19,012,336	40,693,471	51,883,866
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,400,327)	(5,446,173)	(21,615,858)	(17,862,482)
Advisor Class	(232,973)	(258,774)	(288,834)	(297,227)
Class C	(658,975)	(592,274)	(2,555,236)	(2,012,711)
Institutional Class	(364,161)	(286,291)	(965,993)	(753,668)
Institutional 2 Class	(46,766)	(29,737)	(204,464)	(202,906)
Institutional 3 Class	(106,053)	(94,427)	(348,684)	(265,530)
Class R	(12,062)	(14,216)	(63,090)	(49,708)
Total distributions to shareholders	(7,821,317)	(6,721,892)	(26,042,159)	(21,444,232)
Increase (decrease) in net assets from capital stock activity	14,106,237	(13,057,084)	(7,125,566)	(36,379,760)
Total increase (decrease) in net assets	21,372,355	(766,640)	7,525,746	(5,940,126)
Net assets at beginning of year	224,441,884	225,208,524	515,397,536	521,337,662
Net assets at end of year	$245,814,239	$224,441,884	$522,923,282	$515,397,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	47

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2021	Year Ended January 31, 2020
Operations
Net investment income	$22,521,124	$30,212,719	$22,513,170	$34,779,191
Net realized gain	114,222,572	79,596,258	181,411,960	142,595,992
Net change in unrealized appreciation (depreciation)	12,589,712	59,873,078	26,986,944	74,823,697
Net increase in net assets resulting from operations	149,333,408	169,682,055	230,912,074	252,198,880
Distributions to shareholders
Net investment income and net realized gains
Class A	(67,486,037)	(74,840,167)	(91,372,958)	(118,914,773)
Advisor Class	(160,323)	(191,637)	(497,744)	(889,289)
Class C	(6,706,016)	(8,050,971)	(7,080,059)	(9,716,011)
Institutional Class	(2,085,699)	(2,226,696)	(6,113,135)	(8,062,453)
Institutional 2 Class	(359,145)	(327,946)	(598,563)	(738,812)
Institutional 3 Class	(594,877)	(617,731)	(828,653)	(1,039,197)
Class R	(134,264)	(155,842)	(269,145)	(351,556)
Class V	—	—	(4,581,589)	(5,892,134)
Total distributions to shareholders	(77,526,361)	(86,410,990)	(111,341,846)	(145,604,225)
Decrease in net assets from capital stock activity	(69,122,160)	(54,422,634)	(101,060,053)	(70,159,753)
Total increase in net assets	2,684,887	28,848,431	18,510,175	36,434,902
Net assets at beginning of year	1,492,981,496	1,464,133,065	2,018,944,267	1,982,509,365
Net assets at end of year	$1,495,666,383	$1,492,981,496	$2,037,454,442	$2,018,944,267
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Annual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2021	Year Ended January 31, 2020
Operations
Net investment income	$11,931,228	$10,209,530
Net realized gain	95,881,134	53,423,239
Net change in unrealized appreciation (depreciation)	81,119,702	29,669,343
Net increase in net assets resulting from operations	188,932,064	93,302,112
Distributions to shareholders
Net investment income and net realized gains
Class A	(47,541,363)	(46,221,383)
Advisor Class	(262,684)	(136,034)
Class C	(4,576,064)	(5,078,937)
Institutional Class	(1,217,948)	(867,085)
Institutional 2 Class	(410,005)	(375,237)
Institutional 3 Class	(711,905)	(815,179)
Class R	(173,566)	(214,374)
Total distributions to shareholders	(54,893,535)	(53,708,229)
Increase (decrease) in net assets from capital stock activity	511,041,443	(5,645,135)
Total increase in net assets	645,079,972	33,948,748
Net assets at beginning of year	730,428,653	696,479,905
Net assets at end of year	$1,375,508,625	$730,428,653
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	49

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2021		January 31, 2020		January 31, 2021		January 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,118,003	42,457,241	1,814,947	18,387,449	5,084,420	55,738,688	3,381,584	36,343,555
Distributions reinvested	595,549	6,117,225	512,163	5,187,891	1,876,573	20,105,136	1,536,844	16,562,580
Redemptions	(3,056,601)	(31,453,466)	(3,025,448)	(30,572,456)	(6,475,025)	(69,833,036)	(7,413,128)	(79,752,841)
Net increase (decrease)	1,656,951	17,121,000	(698,338)	(6,997,116)	485,968	6,010,788	(2,494,700)	(26,846,706)
Advisor Class
Subscriptions	266,965	2,771,751	412,673	4,122,463	88,131	948,857	220,957	2,338,631
Distributions reinvested	15,508	157,787	16,848	169,495	24,067	255,026	21,669	231,265
Redemptions	(172,659)	(1,790,202)	(707,849)	(7,151,977)	(105,281)	(1,121,093)	(234,994)	(2,540,093)
Net increase (decrease)	109,814	1,139,336	(278,328)	(2,860,019)	6,917	82,790	7,632	29,803
Class C
Subscriptions	675,500	6,886,648	379,130	3,812,696	967,368	10,247,747	660,220	6,981,468
Distributions reinvested	63,414	649,365	56,981	574,910	237,696	2,513,788	185,067	1,967,605
Redemptions	(1,350,487)	(14,005,946)	(870,413)	(8,726,388)	(2,430,964)	(26,589,722)	(1,544,833)	(16,317,840)
Net decrease	(611,573)	(6,469,933)	(434,302)	(4,338,782)	(1,225,900)	(13,828,187)	(699,546)	(7,368,767)
Institutional Class
Subscriptions	611,812	6,227,023	434,843	4,400,453	1,298,501	13,703,945	1,018,160	10,794,860
Distributions reinvested	28,380	291,018	22,122	223,969	80,715	848,377	58,475	620,435
Redemptions	(529,412)	(5,377,784)	(410,348)	(4,148,104)	(1,403,213)	(14,750,868)	(1,229,677)	(13,031,711)
Net increase (decrease)	110,780	1,140,257	46,617	476,318	(23,997)	(198,546)	(153,042)	(1,616,416)
Institutional 2 Class
Subscriptions	82,593	849,862	55,957	561,649	90,501	960,677	97,162	1,031,298
Distributions reinvested	4,571	46,675	2,947	29,657	19,214	203,061	18,965	202,229
Redemptions	(40,473)	(420,176)	(30,691)	(306,661)	(118,415)	(1,270,403)	(143,697)	(1,546,972)
Net increase (decrease)	46,691	476,361	28,213	284,645	(8,700)	(106,665)	(27,570)	(313,445)
Institutional 3 Class
Subscriptions	157,914	1,627,691	131,302	1,305,060	72,168	758,747	76,690	806,856
Distributions reinvested	10,422	105,938	9,392	94,346	32,786	342,068	25,256	265,389
Redemptions	(81,258)	(822,225)	(105,465)	(1,059,252)	(58,205)	(619,316)	(94,961)	(999,521)
Net increase	87,078	911,404	35,229	340,154	46,749	481,499	6,985	72,724
Class R
Subscriptions	11,191	110,361	18,822	188,188	85,430	948,773	26,241	281,131
Distributions reinvested	1,157	11,803	1,311	13,293	5,794	62,647	4,337	46,822
Redemptions	(32,972)	(334,352)	(16,247)	(163,765)	(54,690)	(578,665)	(61,484)	(664,906)
Net increase (decrease)	(20,624)	(212,188)	3,886	37,716	36,534	432,755	(30,906)	(336,953)
Total net increase (decrease)	1,379,117	14,106,237	(1,297,023)	(13,057,084)	(682,429)	(7,125,566)	(3,391,147)	(36,379,760)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Annual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2021		January 31, 2020		January 31, 2021		January 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	9,978,677	113,695,606	7,770,857	86,848,307	8,583,090	104,647,119	6,591,990	80,203,469
Distributions reinvested	6,138,399	66,648,155	6,609,194	73,935,602	6,880,098	79,682,927	8,547,119	103,892,937
Redemptions	(18,032,670)	(198,368,123)	(17,881,498)	(199,499,927)	(19,928,269)	(236,493,056)	(18,822,491)	(228,495,471)
Net decrease	(1,915,594)	(18,024,362)	(3,501,447)	(38,716,018)	(4,465,081)	(52,163,010)	(3,683,382)	(44,399,065)
Advisor Class
Subscriptions	120,842	1,346,810	267,614	2,936,595	352,409	4,436,172	383,803	4,678,944
Distributions reinvested	13,872	148,307	15,788	174,260	26,845	318,090	38,486	472,004
Redemptions	(131,486)	(1,438,595)	(124,889)	(1,379,683)	(349,044)	(4,501,990)	(1,039,202)	(12,762,541)
Net increase (decrease)	3,228	56,522	158,513	1,731,172	30,210	252,272	(616,913)	(7,611,593)
Class C
Subscriptions	1,373,397	15,168,468	1,712,804	18,924,475	1,344,812	15,937,537	1,406,398	17,131,647
Distributions reinvested	616,316	6,641,857	718,929	7,980,580	597,087	6,945,408	770,798	9,406,558
Redemptions	(6,344,085)	(72,279,017)	(3,840,091)	(42,446,094)	(5,078,601)	(63,455,753)	(3,113,177)	(37,908,324)
Net decrease	(4,354,372)	(50,468,692)	(1,408,358)	(15,541,039)	(3,136,702)	(40,572,808)	(935,981)	(11,370,119)
Institutional Class
Subscriptions	2,463,390	27,176,294	2,086,219	23,258,059	2,212,936	26,250,734	2,171,768	26,265,451
Distributions reinvested	167,991	1,817,252	177,260	1,979,087	440,581	5,088,467	545,863	6,619,591
Redemptions	(2,686,291)	(29,465,060)	(2,538,686)	(28,146,212)	(3,248,188)	(38,402,282)	(3,278,526)	(39,619,244)
Net decrease	(54,910)	(471,514)	(275,207)	(2,909,066)	(594,671)	(7,063,081)	(560,895)	(6,734,202)
Institutional 2 Class
Subscriptions	229,641	2,518,913	148,047	1,625,895	180,360	2,179,672	267,805	3,261,250
Distributions reinvested	33,550	359,009	29,718	327,798	51,141	598,558	60,212	738,640
Redemptions	(177,704)	(1,913,112)	(120,972)	(1,336,117)	(181,413)	(2,161,071)	(207,536)	(2,558,894)
Net increase	85,487	964,810	56,793	617,576	50,088	617,159	120,481	1,440,996
Institutional 3 Class
Subscriptions	125,062	1,387,934	262,753	2,916,365	190,898	2,309,234	223,153	2,669,957
Distributions reinvested	55,688	594,476	55,986	617,582	50,580	574,610	56,612	676,438
Redemptions	(285,941)	(3,149,079)	(212,027)	(2,335,413)	(257,810)	(3,011,185)	(137,360)	(1,639,628)
Net increase (decrease)	(105,191)	(1,166,669)	106,712	1,198,534	(16,332)	(127,341)	142,405	1,706,767
Class R
Subscriptions	34,345	374,409	44,258	489,001	41,534	492,673	62,261	752,519
Distributions reinvested	12,326	133,466	13,715	152,901	23,110	267,879	28,601	347,366
Redemptions	(47,542)	(520,130)	(129,471)	(1,445,695)	(50,137)	(609,928)	(123,805)	(1,514,271)
Net increase (decrease)	(871)	(12,255)	(71,498)	(803,793)	14,507	150,624	(32,943)	(414,386)
Class V
Subscriptions	—	—	—	—	33,853	424,055	24,762	301,127
Distributions reinvested	—	—	—	—	332,554	3,853,035	404,112	4,912,497
Redemptions	—	—	—	—	(535,073)	(6,430,958)	(658,385)	(7,991,775)
Net decrease	—	—	—	—	(168,666)	(2,153,868)	(229,511)	(2,778,151)
Total net decrease	(6,342,223)	(69,122,160)	(4,934,492)	(54,422,634)	(8,286,647)	(101,060,053)	(5,796,739)	(70,159,753)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	51

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Year Ended		Year Ended
	January 31, 2021		January 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,977,463	62,172,538	3,021,609	37,621,161
Fund reorganization	44,359,371	521,667,750	—	—
Distributions reinvested	3,775,411	45,369,204	3,682,467	45,842,524
Redemptions	(12,668,612)	(155,953,704)	(7,476,908)	(92,951,138)
Net increase (decrease)	40,443,633	473,255,788	(772,832)	(9,487,453)
Advisor Class
Subscriptions	158,305	1,913,661	33,592	409,507
Fund reorganization	551,378	6,335,357	—	—
Distributions reinvested	14,185	170,581	10,768	130,771
Redemptions	(233,728)	(2,960,629)	(82,140)	(987,863)
Net increase (decrease)	490,140	5,458,970	(37,780)	(447,585)
Class C
Subscriptions	1,087,182	12,621,867	895,538	10,838,392
Fund reorganization	2,441,471	27,808,276	—	—
Distributions reinvested	400,721	4,553,333	417,636	5,052,464
Redemptions	(3,106,059)	(38,853,527)	(1,321,941)	(15,986,874)
Net increase (decrease)	823,315	6,129,949	(8,767)	(96,018)
Institutional Class
Subscriptions	1,431,280	17,801,559	1,031,205	12,782,549
Fund reorganization	2,235,823	26,181,370	—	—
Distributions reinvested	78,798	961,799	66,691	827,351
Redemptions	(1,803,390)	(22,347,995)	(1,022,643)	(12,639,925)
Net increase	1,942,511	22,596,733	75,253	969,975
Institutional 2 Class
Subscriptions	276,157	3,336,081	219,986	2,684,611
Fund reorganization	152,038	1,745,388	—	—
Distributions reinvested	34,998	409,842	30,769	375,042
Redemptions	(209,094)	(2,452,652)	(93,328)	(1,139,963)
Net increase	254,099	3,038,659	157,427	1,919,690
Institutional 3 Class
Subscriptions	155,061	1,904,299	211,297	2,577,035
Fund reorganization	20,038	229,813	—	—
Distributions reinvested	61,610	711,752	66,969	814,984
Redemptions	(160,668)	(1,873,285)	(158,469)	(1,923,612)
Net increase	76,041	972,579	119,797	1,468,407
Class R
Subscriptions	29,106	360,204	27,956	343,652
Fund reorganization	48,363	562,947	—	—
Distributions reinvested	14,627	169,176	16,939	208,823
Redemptions	(117,572)	(1,503,562)	(43,238)	(524,626)
Net increase (decrease)	(25,476)	(411,235)	1,657	27,849
Total net increase (decrease)	44,004,263	511,041,443	(465,245)	(5,645,135)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Annual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Capital Allocation Portfolios | Annual Report 2021	53

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Year Ended 1/31/2017	$9.45	0.15	0.48	0.63	(0.15)	(0.09)	(0.24)
Advisor Class
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.17	0.48	0.65	(0.17)	(0.09)	(0.26)
Class C
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2017	$9.40	0.07	0.47	0.54	(0.07)	(0.09)	(0.16)
Institutional Class
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.45	0.18	0.47	0.65	(0.17)	(0.09)	(0.26)
Institutional 2 Class
Year Ended 1/31/2021	$10.24	0.20	0.48	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2021	$10.62	6.60%	0.55%(c)	0.55%(c),(d)	1.66%	63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57%(d)	2.09%	13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Year Ended 1/31/2018	$10.38	7.90%	0.56%	0.56%	1.72%	12%	$198,471
Year Ended 1/31/2017	$9.84	6.67%	0.55%	0.55%	1.51%	24%	$213,725
Advisor Class
Year Ended 1/31/2021	$10.54	6.82%	0.30%(c)	0.30%(c),(d)	1.90%	63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32%(d)	2.31%	13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Year Ended 1/31/2018	$10.31	8.11%	0.30%	0.30%	2.13%	12%	$6,063
Year Ended 1/31/2017	$9.78	6.98%	0.31%	0.31%	1.76%	24%	$903
Class C
Year Ended 1/31/2021	$10.55	5.73%	1.30%(c)	1.30%(c),(d)	0.90%	63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32%(d)	1.34%	13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Year Ended 1/31/2018	$10.32	7.14%	1.31%	1.31%	0.97%	12%	$38,765
Year Ended 1/31/2017	$9.78	5.80%	1.30%	1.30%	0.76%	24%	$42,286
Institutional Class
Year Ended 1/31/2021	$10.61	6.88%	0.30%(c)	0.30%(c),(d)	1.92%	63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32%(d)	2.34%	13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Year Ended 1/31/2018	$10.37	8.06%	0.31%	0.31%	2.03%	12%	$9,559
Year Ended 1/31/2017	$9.84	6.94%	0.30%	0.30%	1.79%	24%	$3,974
Institutional 2 Class
Year Ended 1/31/2021	$10.54	6.84%	0.29%(c)	0.29%(c)	1.94%	63%	$1,487
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
Year Ended 1/31/2018	$10.31	8.15%	0.28%	0.28%	2.02%	12%	$571
Year Ended 1/31/2017	$9.78	7.05%	0.24%	0.24%	1.84%	24%	$417
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	55

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 1/31/2021	$10.22	0.20	0.49	0.69	(0.27)	(0.12)	(0.39)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.47	0.65	(0.18)	(0.09)	(0.27)
Class R
Year Ended 1/31/2021	$10.30	0.14	0.50	0.64	(0.21)	(0.12)	(0.33)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)
Year Ended 1/31/2017	$9.45	0.12	0.48	0.60	(0.12)	(0.09)	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 1/31/2021	$10.52	6.91%	0.24%(c)	0.24%(c)	1.97%	63%	$3,526
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Year Ended 1/31/2018	$10.30	8.22%	0.23%	0.23%	2.27%	12%	$1,385
Year Ended 1/31/2017	$9.77	6.99%	0.20%	0.20%	1.86%	24%	$595
Class R
Year Ended 1/31/2021	$10.61	6.34%	0.80%(c)	0.80%(c),(d)	1.35%	63%	$308
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82%(d)	1.92%	13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
Year Ended 1/31/2018	$10.37	7.53%	0.81%	0.81%	1.54%	12%	$747
Year Ended 1/31/2017	$9.84	6.41%	0.80%	0.80%	1.19%	24%	$355
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	57

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2018	$10.62	0.19	1.04	1.23	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2017	$10.14	0.17	0.68	0.85	(0.16)	(0.21)	(0.37)
Advisor Class
Year Ended 1/31/2021	$10.86	0.20	0.71	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.53	0.23	1.02	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.06	0.24	0.62	0.86	(0.18)	(0.21)	(0.39)
Class C
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Year Ended 1/31/2018	$10.47	0.10	1.03	1.13	(0.16)	(0.23)	(0.39)
Year Ended 1/31/2017	$10.00	0.09	0.67	0.76	(0.08)	(0.21)	(0.29)
Institutional Class
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.48	0.22	1.02	1.24	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.01	0.19	0.67	0.86	(0.18)	(0.21)	(0.39)
Institutional 2 Class
Year Ended 1/31/2021	$10.86	0.20	0.70	0.90	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.52	0.22	1.03	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.05	0.20	0.67	0.87	(0.19)	(0.21)	(0.40)
Institutional 3 Class
Year Ended 1/31/2021	$10.70	0.20	0.70	0.90	(0.27)	(0.34)	(0.61)
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.40	0.23	1.01	1.24	(0.28)	(0.23)	(0.51)
Year Ended 1/31/2017	$9.94	0.19	0.67	0.86	(0.19)	(0.21)	(0.40)
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2021	$11.29	8.50%	0.49%(c)	0.49%(c),(d)	1.60%	66%	$443,656
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49%(d)	2.12%	9%	$425,706
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48%(d)	1.96%	21%	$427,506
Year Ended 1/31/2018	$11.38	11.79%	0.48%	0.48%(d)	1.71%	9%	$486,408
Year Ended 1/31/2017	$10.62	8.47%	0.49%	0.49%(d)	1.57%	18%	$494,948
Advisor Class
Year Ended 1/31/2021	$11.17	8.77%	0.24%(c)	0.24%(c),(d)	1.86%	66%	$5,549
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24%(d)	2.42%	9%	$5,319
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23%(d)	2.17%	21%	$4,943
Year Ended 1/31/2018	$11.28	12.07%	0.23%	0.23%(d)	2.09%	9%	$4,592
Year Ended 1/31/2017	$10.53	8.71%	0.24%	0.24%(d)	2.28%	18%	$2,705
Class C
Year Ended 1/31/2021	$11.11	7.70%	1.24%(c)	1.24%(c),(d)	0.85%	66%	$45,087
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24%(d)	1.36%	9%	$57,072
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23%(d)	1.14%	21%	$61,019
Year Ended 1/31/2018	$11.21	10.92%	1.23%	1.23%(d)	0.95%	9%	$82,192
Year Ended 1/31/2017	$10.47	7.67%	1.24%	1.24%(d)	0.83%	18%	$87,493
Institutional Class
Year Ended 1/31/2021	$11.11	8.82%	0.24%(c)	0.24%(c),(d)	1.82%	66%	$16,686
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24%(d)	2.38%	9%	$16,490
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23%(d)	2.10%	21%	$17,131
Year Ended 1/31/2018	$11.22	12.03%	0.23%	0.23%(d)	2.00%	9%	$28,796
Year Ended 1/31/2017	$10.48	8.75%	0.24%	0.24%(d)	1.78%	18%	$20,476
Institutional 2 Class
Year Ended 1/31/2021	$11.16	8.70%	0.23%(c)	0.23%(c)	1.85%	66%	$3,691
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
Year Ended 1/31/2018	$11.27	12.12%	0.21%	0.21%	2.01%	9%	$2,655
Year Ended 1/31/2017	$10.52	8.78%	0.18%	0.18%	1.93%	18%	$2,084
Institutional 3 Class
Year Ended 1/31/2021	$10.99	8.79%	0.18%(c)	0.18%(c)	1.93%	66%	$6,629
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Year Ended 1/31/2018	$11.13	12.12%	0.16%	0.16%	2.15%	9%	$801
Year Ended 1/31/2017	$10.40	8.84%	0.13%	0.13%	1.83%	18%	$409
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	59

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)
Year Ended 1/31/2018	$10.63	0.15	1.05	1.20	(0.21)	(0.23)	(0.44)
Year Ended 1/31/2017	$10.16	0.14	0.67	0.81	(0.13)	(0.21)	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2021	$11.31	8.21%	0.74%(c)	0.74%(c),(d)	1.48%	66%	$1,625
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74%(d)	1.80%	9%	$1,177
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73%(d)	1.71%	21%	$1,431
Year Ended 1/31/2018	$11.39	11.50%	0.73%	0.73%(d)	1.40%	9%	$1,924
Year Ended 1/31/2017	$10.63	8.09%	0.73%	0.73%(d)	1.30%	18%	$2,549
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	61

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2017	$10.34	0.18	0.95	1.13	(0.21)	(0.27)	(0.48)
Advisor Class
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.24	0.21	0.93	1.14	(0.24)	(0.27)	(0.51)
Class C
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Year Ended 1/31/2017	$10.27	0.10	0.94	1.04	(0.13)	(0.27)	(0.40)
Institutional Class
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.33	0.22	0.94	1.16	(0.24)	(0.27)	(0.51)
Institutional 2 Class
Year Ended 1/31/2021	$11.16	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.21	0.94	1.15	(0.24)	(0.27)	(0.51)
Institutional 3 Class
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.23	0.93	1.16	(0.25)	(0.27)	(0.52)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2021	$11.91	11.31%	0.43%(c)	0.43%(c),(d)	1.66%	86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43%(d)	2.11%	10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43%(d)	1.94%	20%	$1,247,694
Year Ended 1/31/2018	$11.99	16.39%	0.44%	0.44%(d)	1.68%	9%	$1,389,747
Year Ended 1/31/2017	$10.99	11.19%	0.44%	0.44%(d)	1.64%	10%	$1,309,998
Advisor Class
Year Ended 1/31/2021	$11.73	11.48%	0.18%(c)	0.18%(c),(d)	1.91%	86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18%(d)	2.50%	10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18%(d)	2.28%	20%	$1,212
Year Ended 1/31/2018	$11.85	16.68%	0.18%	0.18%(d)	2.60%	9%	$1,021
Year Ended 1/31/2017	$10.87	11.39%	0.19%	0.19%(d)	1.98%	10%	$355
Class C
Year Ended 1/31/2021	$11.80	10.56%	1.18%(c)	1.18%(c),(d)	0.89%	86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18%(d)	1.35%	10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18%(d)	1.15%	20%	$160,172
Year Ended 1/31/2018	$11.89	15.46%	1.19%	1.19%(d)	0.95%	9%	$207,421
Year Ended 1/31/2017	$10.91	10.34%	1.19%	1.19%(d)	0.90%	10%	$186,170
Institutional Class
Year Ended 1/31/2021	$11.89	11.51%	0.18%(c)	0.18%(c),(d)	1.91%	86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18%(d)	2.37%	10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18%(d)	2.19%	20%	$38,025
Year Ended 1/31/2018	$11.97	16.60%	0.19%	0.19%(d)	2.09%	9%	$39,872
Year Ended 1/31/2017	$10.98	11.48%	0.19%	0.19%(d)	2.02%	10%	$4,598
Institutional 2 Class
Year Ended 1/31/2021	$11.73	11.59%	0.17%(c)	0.17%(c)	1.92%	86%	$6,728
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Year Ended 1/31/2018	$11.84	16.62%	0.16%	0.16%	1.95%	9%	$7,323
Year Ended 1/31/2017	$10.87	11.55%	0.14%	0.14%	1.94%	10%	$5,521
Institutional 3 Class
Year Ended 1/31/2021	$11.74	11.64%	0.12%(c)	0.12%(c)	1.94%	86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
Year Ended 1/31/2018	$11.84	16.68%	0.12%	0.12%	2.11%	9%	$4,933
Year Ended 1/31/2017	$10.87	11.61%	0.09%	0.09%	2.15%	10%	$3,459
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	63

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2021	$11.28	0.15	1.03	1.18	(0.24)	(0.35)	(0.59)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)
Year Ended 1/31/2017	$10.32	0.16	0.93	1.09	(0.18)	(0.27)	(0.45)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2021	$11.87	11.06%	0.68%(c)	0.68%(c),(d)	1.40%	86%	$2,652
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68%(d)	1.79%	10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68%(d)	1.72%	20%	$3,156
Year Ended 1/31/2018	$11.95	16.05%	0.69%	0.69%(d)	1.46%	9%	$2,786
Year Ended 1/31/2017	$10.96	10.84%	0.69%	0.69%(d)	1.48%	10%	$2,282
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	65

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Advisor Class
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.23	0.19	1.30	1.49	(0.18)	(0.44)	(0.62)
Class C
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Year Ended 1/31/2017	$11.21	0.07	1.29	1.36	(0.09)	(0.44)	(0.53)
Institutional Class
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.13	0.18	1.29	1.47	(0.18)	(0.44)	(0.62)
Institutional 2 Class
Year Ended 1/31/2021	$12.38	0.18	1.36	1.54	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.23	0.20	1.30	1.50	(0.20)	(0.44)	(0.64)
Institutional 3 Class
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.01	0.21	1.26	1.47	(0.20)	(0.44)	(0.64)
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2021	$13.05	12.89%	0.50%(c)	0.50%(c),(d)	1.22%	76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.77%	10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.59%	18%	$1,603,992
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(d)	1.35%	9%	$1,826,698
Year Ended 1/31/2017	$12.00	13.24%	0.47%(e)	0.47%(d),(e)	1.30%	9%	$1,671,442
Advisor Class
Year Ended 1/31/2021	$13.18	13.13%	0.24%(c)	0.24%(c),(d)	1.61%	76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25%(d)	1.80%	10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24%(d)	1.90%	18%	$14,622
Year Ended 1/31/2018	$13.61	21.09%	0.24%	0.24%(d)	1.86%	9%	$11,216
Year Ended 1/31/2017	$12.10	13.61%	0.22%(e)	0.22%(d),(e)	1.62%	9%	$2,128
Class C
Year Ended 1/31/2021	$13.07	12.05%	1.25%(c)	1.25%(c),(d)	0.46%	76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25%(d)	1.01%	10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24%(d)	0.77%	18%	$151,414
Year Ended 1/31/2018	$13.52	19.91%	1.24%	1.24%(d)	0.59%	9%	$215,268
Year Ended 1/31/2017	$12.04	12.36%	1.22%(e)	1.22%(d),(e)	0.55%	9%	$216,271
Institutional Class
Year Ended 1/31/2021	$13.02	13.21%	0.25%(c)	0.25%(c),(d)	1.48%	76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25%(d)	2.01%	10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24%(d)	1.83%	18%	$108,487
Year Ended 1/31/2018	$13.47	21.13%	0.24%	0.24%(d)	1.59%	9%	$136,761
Year Ended 1/31/2017	$11.98	13.55%	0.22%(e)	0.22%(d),(e)	1.55%	9%	$119,833
Institutional 2 Class
Year Ended 1/31/2021	$13.17	13.28%	0.21%(c)	0.21%(c)	1.53%	76%	$11,176
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Year Ended 1/31/2018	$13.60	21.18%	0.19%	0.19%	1.80%	9%	$8,881
Year Ended 1/31/2017	$12.09	13.63%	0.13%(e)	0.13%(e)	1.68%	9%	$5,706
Institutional 3 Class
Year Ended 1/31/2021	$12.80	13.27%	0.16%(c)	0.16%(c)	1.55%	76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
Year Ended 1/31/2018	$13.30	21.26%	0.14%	0.14%	2.47%	9%	$20,776
Year Ended 1/31/2017	$11.84	13.68%	0.07%(e)	0.07%(e)	1.81%	9%	$1,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	67

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2017	$11.14	0.13	1.29	1.42	(0.13)	(0.44)	(0.57)
Class V
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
01/31/2017	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%	0.04%	0.04%
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2021	$13.03	12.62%	0.75%(c)	0.75%(c),(d)	0.98%	76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75%(d)	1.46%	10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74%(d)	1.37%	18%	$4,957
Year Ended 1/31/2018	$13.48	20.51%	0.74%	0.74%(d)	1.14%	9%	$4,816
Year Ended 1/31/2017	$11.99	12.97%	0.72%(e)	0.72%(d),(e)	1.10%	9%	$3,743
Class V
Year Ended 1/31/2021	$13.05	12.89%	0.50%(c)	0.50%(c),(d)	1.22%	76%	$84,036
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.78%	10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.58%	18%	$79,629
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(d)	1.35%	9%	$93,279
Year Ended 1/31/2017	$12.00	13.24%	0.47%(e)	0.47%(d),(e)	1.30%	9%	$86,404
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	69

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Year Ended 1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)	(0.59)
Advisor Class
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)	(0.61)
Class C
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Year Ended 1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)	(0.51)
Institutional Class
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)	(0.61)
Institutional 2 Class
Year Ended 1/31/2021	$12.29	0.18	1.51	1.69	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)	(0.62)
Institutional 3 Class
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)	(0.63)
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2021	$13.49	14.61%	0.43%(c),(d)	0.43%(c),(d),(e)	1.22%	74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47%(e)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47%(e)	1.30%	20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49%(e)	1.08%	13%	$670,783
Year Ended 1/31/2017	$12.11	14.95%	0.50%	0.50%(e)	1.06%	12%	$582,182
Advisor Class
Year Ended 1/31/2021	$13.16	14.90%	0.17%(c),(d)	0.17%(c),(d),(e)	1.68%	74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22%(e)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22%(e)	1.58%	20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23%(e)	1.10%	13%	$1,662
Year Ended 1/31/2017	$11.89	15.20%	0.25%	0.25%(e)	1.27%	12%	$1,242
Class C
Year Ended 1/31/2021	$13.09	13.73%	1.18%(c),(d)	1.18%(c),(d),(e)	0.40%	74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22%(e)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22%(e)	0.52%	20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24%(e)	0.34%	13%	$88,717
Year Ended 1/31/2017	$11.85	14.01%	1.25%	1.25%(e)	0.33%	12%	$75,648
Institutional Class
Year Ended 1/31/2021	$13.42	14.86%	0.17%(c),(d)	0.17%(c),(d),(e)	1.58%	74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22%(e)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22%(e)	1.17%	20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23%(e)	1.67%	13%	$20,763
Year Ended 1/31/2017	$12.06	15.27%	0.25%	0.25%(e)	1.39%	12%	$3,329
Institutional 2 Class
Year Ended 1/31/2021	$13.15	14.82%	0.16%(c),(d)	0.16%(c),(d)	1.48%	74%	$8,780
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%	1.44%	13%	$2,642
Year Ended 1/31/2017	$11.88	15.28%	0.18%	0.18%	1.49%	12%	$1,638
Institutional 3 Class
Year Ended 1/31/2021	$13.14	14.88%	0.13%(c),(d)	0.13%(c),(d)	1.41%	74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%	1.40%	13%	$3,722
Year Ended 1/31/2017	$11.88	15.44%	0.13%	0.13%	1.66%	12%	$2,111
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	71

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)
Year Ended 1/31/2017	$11.01	0.14	1.43	1.57	(0.11)	(0.45)	(0.56)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Capital Allocation Portfolios | Annual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2021	$13.35	14.23%	0.69%(c),(d)	0.69%(c),(d),(e)	0.70%	74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72%(e)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72%(e)	1.09%	20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73%(e)	0.83%	13%	$2,671
Year Ended 1/31/2017	$12.02	14.61%	0.75%	0.75%(e)	1.22%	12%	$2,099
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2021	73

Notes to Financial Statements
January 31, 2021
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
74	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
Columbia Capital Allocation Portfolios | Annual Report 2021	75

Notes to Financial Statements  (continued)
January 31, 2021
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Each Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
76	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Columbia Capital Allocation Portfolios | Annual Report 2021	77

Notes to Financial Statements  (continued)
January 31, 2021
Credit default swap contracts
Certain Funds entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
78	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	62,344*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	167,371*
Total		229,715

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,704*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	212,821	212,821
Equity risk	—	(1,698,763)	—	(1,698,763)
Foreign exchange risk	510	—	—	510
Interest rate risk	—	1,797,384	—	1,797,384
Total	510	98,621	212,821	311,952

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	46,599	46,599
Equity risk	—	136,311	—	136,311
Foreign exchange risk	(2,624)	—	—	(2,624)
Interest rate risk	—	(666,543)	—	(666,543)
Total	(2,624)	(530,232)	46,599	(486,257)
Columbia Capital Allocation Portfolios | Annual Report 2021	79

Notes to Financial Statements  (continued)
January 31, 2021
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	28,346,222
Futures contracts — short	5,840,655
Credit default swap contracts — sell protection	15,958,713

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,029	(3,985)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2021.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	144,520*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	515,329*
Total		659,849

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	11,371*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	214,226*
Total		225,597

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
80	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	474,825	474,825
Equity risk	—	1,472,447	—	1,472,447
Foreign exchange risk	938	—	—	938
Interest rate risk	—	3,633,436	—	3,633,436
Total	938	5,105,883	474,825	5,581,646

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	107,554	107,554
Equity risk	—	249,552	—	249,552
Foreign exchange risk	(4,091)	—	—	(4,091)
Interest rate risk	—	(1,569,716)	—	(1,569,716)
Total	(4,091)	(1,320,164)	107,554	(1,216,701)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	79,333,065
Futures contracts — short	10,637,924
Credit default swap contracts — sell protection	37,365,688

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,638	(6,109)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2021.
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	616,316*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,471,946*
Total		2,088,262

Columbia Capital Allocation Portfolios | Annual Report 2021	81

Notes to Financial Statements  (continued)
January 31, 2021
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	9,323*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,365,188*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	909,863*
Total		2,284,374

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	171,449	171,449
Equity risk	—	4,676,567	—	4,676,567
Foreign exchange risk	(16,026)	—	—	(16,026)
Interest rate risk	—	6,341,816	—	6,341,816
Total	(16,026)	11,018,383	171,449	11,173,806

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	528,487	528,487
Equity risk	—	(1,938,384)	—	(1,938,384)
Foreign exchange risk	(9,012)	—	—	(9,012)
Interest rate risk	—	(3,429,563)	—	(3,429,563)
Total	(9,012)	(5,367,947)	528,487	(4,848,472)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	174,414,679
Futures contracts — short	36,471,752
Credit default swap contracts — sell protection	52,193,438

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	6,346	(12,992)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2021.
82	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,343,330*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,530,202*
Total		3,873,532

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	20,915*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,017,800*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,207,336*
Total		2,246,051

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	219,703	219,703
Equity risk	—	20,538,298	—	20,538,298
Foreign exchange risk	(10,988)	—	—	(10,988)
Interest rate risk	—	10,578,496	—	10,578,496
Total	(10,988)	31,116,794	219,703	31,325,509

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	1,201,135	1,201,135
Equity risk	—	(2,257,179)	—	(2,257,179)
Foreign exchange risk	(6,229)	—	—	(6,229)
Interest rate risk	—	(4,372,642)	—	(4,372,642)
Total	(6,229)	(6,629,821)	1,201,135	(5,434,915)
Columbia Capital Allocation Portfolios | Annual Report 2021	83

Notes to Financial Statements  (continued)
January 31, 2021
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	331,430,925
Futures contracts — short	45,727,182
Credit default swap contracts — sell protection	110,758,063

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,415	(8,989)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2021.
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	953,790*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,655,597*
Total		3,609,387

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,996*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	521,353*
Total		527,349

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
84	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(172,677)	(172,677)
Equity risk	—	1,544,281	—	1,544,281
Foreign exchange risk	1,055	—	—	1,055
Interest rate risk	—	2,115,219	—	2,115,219
Total	1,055	3,659,500	(172,677)	3,487,878

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	898,290	898,290
Equity risk	—	746,679	—	746,679
Foreign exchange risk	(7,420)	—	—	(7,420)
Interest rate risk	—	(553,995)	—	(553,995)
Total	(7,420)	192,684	898,290	1,083,554
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	72,813,337
Futures contracts — short	19,052,913
Credit default swap contracts — sell protection	40,196,500

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	3,682	(4,388)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2021.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2021.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2021:
Columbia Capital Allocation Portfolios | Annual Report 2021	85

Notes to Financial Statements  (continued)
January 31, 2021
Columbia Capital Allocation Conservative Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	4,288
Total financial and derivative net assets	(4,288)
Total collateral received (pledged) (b)	(4,288)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	10,246
Total financial and derivative net assets	(10,246)
Total collateral received (pledged) (b)	(10,246)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	18,073
Total financial and derivative net assets	(18,073)
Total collateral received (pledged) (b)	(18,073)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	39,782
Total financial and derivative net assets	(39,782)
Total collateral received (pledged) (b)	(39,782)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
86	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
Columbia Capital Allocation Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	22,455
Total financial and derivative net assets	(22,455)
Total collateral received (pledged) (b)	(22,455)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will
Columbia Capital Allocation Portfolios | Annual Report 2021	87

Notes to Financial Statements  (continued)
January 31, 2021
not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The effective management services fee rates, based on each Fund’s average daily net assets for the year ended January 31, 2021 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.11
Columbia Capital Allocation Moderate Conservative Portfolio	0.10
Columbia Capital Allocation Moderate Portfolio	0.07
Columbia Capital Allocation Moderate Aggressive Portfolio	0.12
Columbia Capital Allocation Aggressive Portfolio	0.05
88	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the year ended January 31, 2021, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Funds aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Columbia Capital Allocation Conservative Portfolio	—	5,582,367	(16,102)
Columbia Capital Allocation Moderate Conservative Portfolio	—	14,473,022	(87,550)
Columbia Capital Allocation Moderate Portfolio	—	58,125,483	(252,375)
Columbia Capital Allocation Moderate Aggressive Portfolio	—	89,255,128	(520,794)
Columbia Capital Allocation Aggressive Portfolio	—	25,138,241	(346,421)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Capital Allocation Portfolios | Annual Report 2021	89

Notes to Financial Statements  (continued)
January 31, 2021
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended January 31, 2021, the Funds’ effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.06	0.02	0.08	—
Columbia Capital Allocation Moderate Portfolio	0.07	0.07	0.07	0.07	0.06	0.02	0.07	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.10	0.10	0.10	0.10	0.06	0.01	0.10	0.10
Columbia Capital Allocation Aggressive Portfolio	0.09	0.09	0.09	0.09	0.06	0.02	0.09	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the year ended January 31, 2021, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	20
Columbia Capital Allocation Moderate Conservative Portfolio	80
Columbia Capital Allocation Moderate Portfolio	80
Columbia Capital Allocation Moderate Aggressive Portfolio	6,776
Columbia Capital Allocation Aggressive Portfolio	460
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	326,000
Columbia Capital Allocation Moderate Portfolio	1,588,000
Columbia Capital Allocation Aggressive Portfolio	2,050,000
90	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
These amounts are based on the most recent information available as of December 31, 2020, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges (unaudited)
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2021, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	141,668	2,461	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	260,200	2,698	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	929,424	7,303	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00(b)	0.50 - 1.00(a)	1,127,617	8,307	4,893
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	861,216	4,398	N/A

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to Columbia Capital Allocation Aggressive Portfolio) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2020 through May 31, 2021
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.22	0.79	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.17	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.22	0.17	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.20	0.76	N/A

Columbia Capital Allocation Portfolios | Annual Report 2021	91

Notes to Financial Statements  (continued)
January 31, 2021
	Prior to June 1, 2020
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.49	0.24	1.24	0.24	0.21	0.16	0.74	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.52	0.27	1.27	0.27	0.24	0.20	0.77	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.16	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.20	0.15	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reorganization (see Fund reorganization note) costs were allocated to Columbia Capital Allocation Aggressive Portfolio only to the extent they are expected to be offset by the anticipated reduction in expenses borne by Columbia Capital Allocation Aggressive Portfolio’s shareholders during the first year following the reorganization.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2021, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, derivative investments, re-characterization of distributions for investments, distribution reclassifications, foreign currency transactions and passive foreign investment company (PFIC) holdings. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund	Undistributed net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital increase ($)
Columbia Capital Allocation Conservative Portfolio	1,431,827	(1,431,827)	—
Columbia Capital Allocation Moderate Conservative Portfolio	2,899,588	(2,899,588)	—
Columbia Capital Allocation Moderate Portfolio	10,398,606	(10,398,606)	—
Columbia Capital Allocation Moderate Aggressive Portfolio	6,423,449	(6,423,449)	—
Columbia Capital Allocation Aggressive Portfolio	5,470,382	(6,264,865)	794,483
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
92	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
The tax character of distributions paid during the years indicated was as follows:
	Year Ended January 31, 2021			Year Ended January 31, 2020
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	5,063,628	2,757,689	7,821,317	4,766,476	1,955,416	6,721,892
Columbia Capital Allocation Moderate Conservative Portfolio	11,251,291	14,790,868	26,042,159	11,926,091	9,518,141	21,444,232
Columbia Capital Allocation Moderate Portfolio	35,507,779	42,018,582	77,526,361	35,404,017	51,006,973	86,410,990
Columbia Capital Allocation Moderate Aggressive Portfolio	32,580,398	78,761,448	111,341,846	45,701,665	99,902,560	145,604,225
Columbia Capital Allocation Aggressive Portfolio	18,733,110	36,160,425	54,893,535	11,757,724	41,950,505	53,708,229
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At January 31, 2021, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	1,251,132	6,062,760	—	8,946,450
Columbia Capital Allocation Moderate Conservative Portfolio	3,186,614	17,809,450	—	23,801,253
Columbia Capital Allocation Moderate Portfolio	9,380,046	88,791,208	—	97,586,887
Columbia Capital Allocation Moderate Aggressive Portfolio	15,795,122	143,604,726	—	169,507,307
Columbia Capital Allocation Aggressive Portfolio	10,967,355	71,983,541	—	165,974,915
At January 31, 2021, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	236,360,625	8,974,307	(27,857)	8,946,450
Columbia Capital Allocation Moderate Conservative Portfolio	497,578,348	23,866,431	(65,178)	23,801,253
Columbia Capital Allocation Moderate Portfolio	1,387,959,528	97,587,315	(428)	97,586,887
Columbia Capital Allocation Moderate Aggressive Portfolio	1,854,217,315	169,673,292	(165,985)	169,507,307
Columbia Capital Allocation Aggressive Portfolio	1,202,727,398	166,945,308	(970,393)	165,974,915
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Capital Allocation Portfolios | Annual Report 2021	93

Notes to Financial Statements  (continued)
January 31, 2021
Note 5. Portfolio information
For the year ended January 31, 2021, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	156,641,488	125,636,614
Columbia Capital Allocation Moderate Conservative Portfolio	315,464,630	286,154,992
Columbia Capital Allocation Moderate Portfolio	1,159,526,175	1,131,529,528
Columbia Capital Allocation Moderate Aggressive Portfolio	1,403,634,824	1,208,146,872
Columbia Capital Allocation Aggressive Portfolio	712,893,860	722,857,857
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for the Columbia Capital Allocation Aggressive Portfolio following the reorganization as described in "Note 10. Fund reorganization for Columbia Capital Allocation Aggressive Portfolio" are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $12,825,781 and $12,815,815, respectively.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended January 31, 2021.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the
94	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Funds had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
During the year ended January 31, 2021, the following fund(s) had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Capital Allocation Aggressive Portfolio	700,000	1.19	1
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. Columbia Capital Allocation Aggressive Portfolio had no outstanding borrowings at January 31, 2021. The remaining funds had no borrowings during the year ended January 31, 2021.
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems,
Columbia Capital Allocation Portfolios | Annual Report 2021	95

Notes to Financial Statements  (continued)
January 31, 2021
governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At January 31, 2021, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	77.0
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	79.1
Columbia Capital Allocation Moderate Portfolio	—	—	88.4
Columbia Capital Allocation Moderate Aggressive Portfolio	1	12.0	58.2
Columbia Capital Allocation Aggressive Portfolio	—	—	74.0
Note 10. Fund reorganization for Columbia Capital Allocation Aggressive Portfolio
At the close of business on July 10, 2020, Columbia Capital Allocation Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of Columbia Global Strategic Equity Fund (the Acquired Fund), a series of Columbia Funds Series Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $686,911,997 and the combined net assets immediately after the reorganization were $1,271,442,897.
The reorganization was accomplished by a tax-free exchange of 44,911,934 shares of the Acquired Fund valued at $584,530,901 (including $27,785,496 of unrealized appreciation/(depreciation)).
96	Columbia Capital Allocation Portfolios | Annual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	44,359,371
Advisor Class	551,378
Class C	2,441,471
Institutional Class	2,235,823
Institutional 2 Class	152,038
Institutional 3 Class	20,038
Class R	48,363
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2020, the Fund’s pro-forma results of operations for the year ended January 31, 2021 would have been approximately:
($)
Net investment income	12,706,000
Net realized gain	153,569,000
Net change in unrealized appreciation	14,982,000
Net increase in net assets from operations	181,257,000
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Capital Allocation Portfolios | Annual Report 2021	97

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust II and Shareholders of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio (two of the funds constituting Columbia Funds Series Trust) and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (three of the funds constituting Columbia Funds Series Trust II) (hereafter collectively referred to as the "Funds") as of January 31, 2021, the related statements of operations for the year ended January 31, 2021, the statements of changes in net assets for each of the two years in the period ended January 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2021 and each of the financial highlights for each of the five years in the period ended January 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2021 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2021
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
98	Columbia Capital Allocation Portfolios | Annual Report 2021

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended January 31, 2021. Shareholders will be notified in early 2022 of the amounts for use in preparing 2021 income tax returns.
	Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Capital Allocation Conservative Portfolio	18.68%	13.01%	0.32%	$6,711,260	$37,922	$0.0016	$403,891	$0.02
Columbia Capital Allocation Moderate Conservative Portfolio	22.43%	16.57%	0.30%	$22,485,855	$108,918	$0.0023	$972,607	$0.02
Columbia Capital Allocation Moderate Portfolio	24.45%	20.04%	0.29%	$94,035,093	$305,498	$0.0024	$2,357,178	$0.02
Columbia Capital Allocation Moderate Aggressive Portfolio	43.47%	35.89%	0.35%	$160,262,230	$455,439	$0.0029	$3,215,486	$0.02
Columbia Capital Allocation Aggressive Portfolio	64.47%	51.28%	0.11%	$81,754,280	$404,518	$0.0040	$2,769,252	$0.03
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
Columbia Capital Allocation Portfolios | Annual Report 2021	99

TRUSTEES AND OFFICERS
The Board oversees the Funds’ operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Independent trustees
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
George S. Batejan c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1953	Trustee since 2017	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	175	Former Chairman of the Board, NICSA (National Investment Company Services Association) (Executive Committee, Nominating Committee and Governance Committee), 2014-2016; former Director, Intech Investment Management, 2011-2016; former Board Member, Metro Denver Chamber of Commerce, 2015-2016; former Advisory Board Member, University of Colorado Business School, 2015-2018
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 2006	Attorney; specializing in arbitration and mediation; Chief Justice, Minnesota Supreme Court, 1998-2006; Associate Justice, Minnesota Supreme Court, 1996-1998; Fourth Judicial District Court Judge, Hennepin County, 1994-1996; Attorney in private practice and public service, 1984-1993; State Representative, Minnesota House of Representatives, 1979-1993, which included service on the Tax and Financial Institutions and Insurance Committees; Member and Interim Chair, Minnesota Sports Facilities Authority, January 2017-July 2017; Interim President and Chief Executive Officer, Blue Cross and Blue Shield of Minnesota (health care insurance), February-July 2018	175	Trustee, BlueCross BlueShield of Minnesota since 2009 (Chair of the Business Development Committee - 2014-2017; Chair of the Governance Committee, 2017-2019); former Member and Chair of the Board, Minnesota Sports Facilities Authority, January 2017-July 2017; Director, Robina Foundation, 2009-2020 (Chair, 2014-2020)
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 2007	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, 1982-1991, Morgan Stanley; Attorney at Cleary Gottlieb Steen & Hamilton LLP, 1980-1982	175	Trustee, New York Presbyterian Hospital Board (Executive Committee and Chair of People Committee) since 1996; Director, DR Bank (Audit Committee) since 2017; Director, Evercore Inc. (Audit Committee, Nominating and Governance Committee) since 2019
100	Columbia Capital Allocation Portfolios | Annual Report 2021

TRUSTEES AND OFFICERS  (continued)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1957	Trustee since 1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007-October 2018	173	Director, EQT Corporation (natural gas producer) since 2019; Director, Whiting Petroleum Corporation (independent oil and gas company) since 2020
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1964	Trustee since 2020(a)	Member, FINRA National Adjudicatory Council since January 2020; Adjunct Professor of Finance, Bentley University since January 2018; Managing Director and General Manager of Mutual Fund Products, Columbia Management Investment Advisers, LLC, May 2010-February 2015; President, Columbia Funds, 2008-2015; and senior officer of Columbia Funds and affiliated funds, 2003-2015	173	Director, The Autism Project since March 2015; former Member of the Investment Committee, St. Michael’s College, November 2015-February 2020; former Trustee, St. Michael’s College, June 2017-September 2019; former Trustee, New Century Portfolios, January 2015-December 2017
Olive M. Darragh c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1962	Trustee since 2020(a)	Managing Director of Darragh Inc. (strategy and talent management consulting firm) since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform) since 2004; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 2001-2004	173	Former Director, University of Edinburgh Business School (Member of US Board); former Director, Boston Public Library Foundation
Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1950	Trustee since 2004	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	175	Trustee, MA Taxpayers Foundation since 1997; Board of Governors, Innovation Institute, MA Technology Collaborative, 2010-2019; Board of Directors, The MA Business Roundtable, 2003-2019
Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 2017	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	175	Trustee, Catholic Schools Foundation since 2004
Columbia Capital Allocation Portfolios | Annual Report 2021	101

TRUSTEES AND OFFICERS  (continued)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1955	Co-Chair since 2021; Chair of CFST I and CFVIT since 2014; Trustee of CFST I and CFVIT since 1996 and CFST, CFST II, CFVST II, Columbia ETF Trust I and Columbia ETF Trust II since 2021	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines, December 2002 - May 2006; President of UAL Loyalty Services (airline marketing company), September 2001-December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	173	Director, Spartan Nash Company (food distributor); Director, Aircastle Limited (Chair of Audit Committee) (aircraft leasing); former Director, Nash Finch Company (food distributor), 2005-2013; former Director, SeaCube Container Leasing Ltd. (container leasing), 2010-2013; and former Director, Travelport Worldwide Limited (travel information technology), 2014-2019
Nancy T. Lukitsh c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1956	Trustee since 2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non-U.S. investment pools), 2007 -2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997-2010	173
David M. Moffett c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1952	Trustee since 2011	Retired; Consultant to Bridgewater and Associates	173	Director, CSX Corporation (transportation suppliers); Director, Genworth Financial, Inc. (financial and insurance products and services); Director, PayPal Holdings Inc. (payment and data processing services); Trustee, University of Oklahoma Foundation; former Director, eBay Inc. (online trading community), 2007-2015; and former Director, CIT Bank, CIT Group Inc. (commercial and consumer finance), 2010-2016
Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1952	Co-Chair since 2021; Chair of CFST, CFST II, CFVST II, Columbia ETF Trust I and Columbia ETF Trust II since 2020; Trustee of CFST, CFST II and CFVST II since 2004 and CFST I and CFVIT since 2021	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987-1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	175	Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012; Trustee, Carleton College (on the Investment Committee); Trustee, Carnegie Endowment for International Peace (on the Investment Committee)
102	Columbia Capital Allocation Portfolios | Annual Report 2021

TRUSTEES AND OFFICERS  (continued)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Anthony M. Santomero c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1946	Trustee since 2008	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President, Federal Reserve Bank of Philadelphia, 2000-2006; Professor of Finance, The Wharton School, University of Pennsylvania, 1972-2002	175	Trustee, Penn Mutual Life Insurance Company since March 2008; Director, RenaissanceRe Holdings Ltd. since May 2008; former Director, Citigroup Inc. and Citibank, N.A., 2009-2019; former Trustee, BofA Funds Series Trust (11 funds), 2008-2011
Minor M. Shaw c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1947	Trustee since 2003	President, Micco LLC (private investments) since 2011; President, Micco Corp. (family investment business), 1998-2011	175	Director, BlueCross BlueShield of South Carolina (Chair of Compensation Committee) since April 2008; Trustee, Hollingsworth Funds (on the Investment Committee) since 2016 (previously Board Chair from 2016-2019); Former Advisory Board member, Duke Energy Corp., 2016-2020; Chair of the Duke Endowment; Chair of Greenville – Spartanburg Airport Commission; former Trustee, BofA Funds Series Trust (11 funds), 2003-2011; former Director, Piedmont Natural Gas, 2004-2016; former Director, National Association of Corporate Directors, Carolinas Chapter, 2013-2018; Chair, Daniel-Mickel Foundation
Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1967	Trustee since 2020(a)	Chief Executive Officer, Millennial Portfolio Solutions LLC (asset management and consulting services) since January 2016; Non-executive Member of the Investment Committee, Sarona Asset Management Inc. (private equity firm) since September 2019; Advisor, Horizon Investments (asset management and consulting services) since August 2018; Advisor, Paradigm Asset Management since November 2016; Director of Investments, Casey Family Programs, April 2016-September 2016; Senior Vice President and Chief Investment Officer, Calvert Investments, August 2008 - January 2016; Section Head and Portfolio Manager, General Motors Asset Management, June 1997-August 2008	173	Director, Health Services for Children with Special Needs, Inc.; Director, Consumer Credit Counseling Services (formerly Guidewell Financial Solutions); Independent Director, Investment Committee, Sarona Asset Management
Sandra Yeager c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1964	Trustee since 2017	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	175	Director, NAPE Education Foundation, October 2016-October 2020
Columbia Capital Allocation Portfolios | Annual Report 2021	103

TRUSTEES AND OFFICERS  (continued)
*	The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and each series of Columbia Fund Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust I, Columbia ETF Trust II, Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Gallagher, Petersen and Santomero and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as a director of Columbia Seligman Premium Technology Growth Fund and Tri-Continental Corporation.
(a)	J. Kevin Connaughton was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective March 1, 2016. Natalie A. Trunow was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective September 1, 2016. Olive M. Darragh was appointed a consultant to the Independent Trustees of CFST I and CFVIT effective June 10, 2019. Shareholders of the Funds elected Mr. Connaughton and Mses. Darragh and Trunow as Trustees, effective January 1, 2021.
Interested trustee affiliated with Investment Manager*
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
Christopher O. Petersen c/o Columbia Management Investment Advisers, LLC 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Trustee since 2020(a)	Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January 2015 (previously Vice President and Chief Counsel, January 2010-December 2014); officer of Columbia Funds and affiliated funds since 2007	175	None
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
(a)	Mr. Petersen serves as the President and Principal Executive Officer of the Columbia Funds (since 2015).
The Statement of Additional Information has additional information about the Funds’ Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/investor/ or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Petersen, who is the President and Principal Executive Officer, the Funds’ other officers are:
Fund officers
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Michael G. Clarke 225 Franklin Street Boston, MA 02110 1969	Chief Financial Officer and Principal Financial Officer (2009) and Senior Vice President (2019)	Vice President, Head of North American Operations, and Co-Head of Global Operations, Columbia Management Investment Advisers, LLC, since June 2019 (previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek 5890 Ameriprise Financial Center Minneapolis, MN 55474 1965	Treasurer and Chief Accounting Officer (Principal Accounting Officer) (2019) and Principal Financial Officer (2020), CFST, CFST I, CFST II, CFVIT and CFVST II; Assistant Treasurer, Columbia ETF Trust I and Columbia ETF Trust II	Vice President – Mutual Fund Accounting and Financial Reporting, Columbia Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 - March 2017).
104	Columbia Capital Allocation Portfolios | Annual Report 2021

TRUSTEES AND OFFICERS  (continued)
Fund officers  (continued)
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Marybeth Pilat 225 Franklin Street Boston, MA 02110 1968	Treasurer and Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer (2020) for Columbia ETF Trust I and Columbia ETF Trust II; Assistant Treasurer, CFST, CFST I, CFST II, CFVIT and CFVST II	Vice President – Product Pricing and Administration, Columbia Management Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert Investments, August 2015 – March 2017; Vice President - Fund Administration, Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott 225 Franklin Street Boston, MA 02110 1960	Senior Vice President (2001)	Formerly, Trustee of Columbia Funds Complex until January 1, 2021; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012; Chairman of the Board and President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl since March 2013 and December 2008, respectively; senior executive of various entities affiliated with Columbia Threadneedle.
Paul B. Goucher 485 Lexington Avenue New York, NY 10017 1968	Senior Vice President (2011) and Assistant Secretary (2008)	Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since January 2017 (previously Vice President and Lead Chief Counsel, November 2008 - January 2017 and January 2013 - January 2017, respectively); Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since March 2015 (previously Vice President and Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 1972	Senior Vice President and Chief Compliance Officer (2012)	Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since December 2015; Chief Compliance Officer, Ameriprise Certificate Company, September 2010 – September 2020.
Colin Moore 225 Franklin Street Boston, MA 02110 1958	Senior Vice President (2010)	Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Executive Vice President and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga 225 Franklin Street Boston, MA 02110 1970	Senior Vice President (2017), Chief Legal Officer (2017), and Secretary (2015)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018 (previously Vice President and Group Counsel, August 2011 - August 2018); Chief Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman 225 Franklin Street Boston, MA 02110 1962	Senior Vice President (2020)	Vice President – Head of North America Product, Columbia Management Investment Advisers, LLC (since April 2015); previously, Senior Vice President of Investment Product Management, Fidelity Financial Advisor Solutions, a division of Fidelity Investments (January 2012 – March 2015).
Michael E. DeFao 225 Franklin Street Boston, MA 02110 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart-Strong 5228 Ameriprise Financial Center Minneapolis, MN 55474 1960	Vice President (2015)	President, Columbia Management Investment Services Corp. since October 2014; Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.
Columbia Capital Allocation Portfolios | Annual Report 2021	105

Results of Meeting of Shareholders
Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Conservative Portfolio
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust II elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust II, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	39,328,043,938	454,200,292	0
Kathleen Blatz	39,337,937,974	444,306,256	0
Pamela G. Carlton	39,344,288,391	437,955,839	0
Janet Langford Carrig	39,329,254,400	452,989,830	0
J. Kevin Connaughton	39,252,004,295	530,239,934	0
Olive M. Darragh	39,268,887,557	513,356,673	0
Patricia M. Flynn	39,330,975,954	451,268,276	0
Brian J. Gallagher	39,331,403,614	450,840,615	0
Douglas A. Hacker	39,242,844,166	539,400,064	0
Nancy T. Lukitsh	39,349,165,585	433,078,645	0
David M. Moffett	39,309,904,442	472,339,788	0
Catherine James Paglia	39,328,739,370	453,504,860	0
Anthony M. Santomero	39,306,518,896	475,725,334	0
Minor M. Shaw	39,303,595,918	478,648,312	0
Natalie A. Trunow	39,352,416,062	429,828,167	0
Sandra Yeager	39,356,131,780	426,112,449	0
Christopher O. Petersen	39,337,621,211	444,623,019	0
Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	1,166,986,012	16,252,243	0
Kathleen Blatz	1,167,818,192	15,420,063	0
Pamela G. Carlton	1,167,761,255	15,477,001	0
Janet Langford Carrig	1,169,443,247	13,795,008	0
J. Kevin Connaughton	1,168,554,731	14,683,525	0
Olive M. Darragh	1,169,004,224	14,234,032	0
Patricia M. Flynn	1,168,110,224	15,128,031	0
Brian J. Gallagher	1,166,931,187	16,307,068	0
Douglas A. Hacker	1,168,253,721	14,984,535	0
Nancy T. Lukitsh	1,169,128,202	14,110,053	0
David M. Moffett	1,167,387,510	15,850,745	0
Catherine James Paglia	1,167,159,143	16,079,112	0
Anthony M. Santomero	1,166,760,857	16,477,398	0
Minor M. Shaw	1,165,931,084	17,307,171	0
Natalie A. Trunow	1,168,907,601	14,330,655	0
Sandra Yeager	1,167,549,796	15,688,459	0
Christopher O. Petersen	1,167,593,463	15,644,793	0
106	Columbia Capital Allocation Portfolios | Annual Report 2021

Additional information
The Funds mail one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Capital Allocation Portfolios | Annual Report 2021	107

Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN124_01_L01_(03/21)

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, and Sandra L. Yeager, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Moffett, Mr. Gallagher, Mr. Connaughton, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the two series of the registrant whose reports to stockholders are included in this annual filing. Fiscal year 2020 also includes fees for one fund that merged during the period.

(a)Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended January 31, 2021 and January 31, 2020 are approximately as follows:

20212020

$27,500               $60,000

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended January 31, 2021 and January 31, 2020 are approximately as follows:

2021	2020
$14,000	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above.

During the fiscal years ended January 31, 2021 and January 31, 2020, there were no Audit-Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c)Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2021 and January 31, 2020 are approximately as follows:

2021	2020
$0	$0

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended January 31, 2021 and January 31, 2020, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d)All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31,

2021 and January 31, 2020 are approximately as follows:

2021	2020
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended January 31, 2021 and January 31, 2020 are approximately as follows:

20212020

$225,000            $225,000

In fiscal years 2021 and 2020, All Other Fees primarily consists of fees billed for internal control examinations of the registrant's transfer agent and investment adviser.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the "Adviser") or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a "Control Affiliate") if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the "Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant ("Fund Services"); (ii) non-audit services to the registrant's Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund ("Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund's independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC's rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre- designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre- approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund's Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre- approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre- approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund's Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2021 and January 31, 2020 are approximately as follows:

20212020

$239,000             $225,000

(h)The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected,

or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	March 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	March 24, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	March 24, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	March 24, 2021